UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-3178
RIVERSOURCE BOND SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: July 31
Date of reporting period: October 31, 2010

Item 1. Schedule of Investments
Portfolio of Investments
Columbia Floating Rate Fund
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Senior Loans (91.5%)(j)

	Coupon	Principal
Borrower	rate	amount	Value(a)
Aerospace & Defense (1.1%)
Spirit Aerosystems, Inc.
Tranche B2 Term Loan
09-30-16	3.539%	$968,928	$964,384
TASC, Inc.
Tranche B Term Loan
12-18-15	5.750	994,987	1,001,625
Triumph Group, Inc.
Term Loan
06-16-16	4.500	473,813	475,788
Wesco Aircraft Hardware Corp.
1st Lien Term Loan
09-30-13	2.510	690,621	684,288
Wesco Aircraft Hardware Corp.
2nd Lien Term Loan
03-28-14	6.010	997,333	989,853

Total			4,115,938

Airlines (1.7%)
Delta Air Lines, Inc.
2nd Lien Term Loan
04-30-14	3.539	1,019,544	983,860
Delta Air Lines, Inc.
Term Loan
09-27-13	8.750	1,487,487	1,503,418
United Air Lines, Inc.
Tranche B Term Loan
02-01-14	2.313	2,111,634	2,002,420
U.S. Airways Group, Inc.
Term Loan
03-21-14	2.788	2,052,000	1,835,268

Total			6,324,966

Automotive (1.7%)
Allison Transmission, Inc.
Term Loan
08-07-14	3.010-3.050	967,488	927,879
Delphi Holdings LLP
Tranche A1 Term Loan
10-06-14	5.284	466	466
Delphi Holdings LLP
Tranche A2 Term Loan
10-06-14	5.284	1,087	1,087

	Coupon	Principal
Borrower	rate	amount		Value(a)
Delphi Holdings LLP
Tranche B1A Term Loan
10-06-14	5.284	4,720	(p)	4,720
Delphi Holdings LLP
Tranche B2A Term Loan
10-06-14	5.284	11,013		11,013
Ford Motor Co.
Tranche B1 Term Loan
12-15-13	3.010-3.050	2,292,922		2,265,293
Goodyear Engineered Product
Delayed Draw Term Loan
07-31-14	2.760	145,875		126,774
Goodyear Engineered Product
Term Loan
07-31-14	2.760	1,018,498		885,136
Motorsports Aftermarket
Tranche B Term Loan
11-29-13	7.750	1,198,774		1,075,900
Plastech Engineered Products, Inc.
1st Lien Term Loan
02-13-13	0.000	237,286	(b,i,m)	35,593
Tenneco, Inc.
Tranche B Term Loan
06-03-16	5.039	448,875		449,997
The Goodyear Tire & Rubber Co.
2nd Lien Term Loan
04-30-14	2.210	670,000		648,225

Total				6,432,083

Banking (0.2%)
Fifth Third Processing Solutions
2nd Lien Term Loan
TBD	TBD	900,000	(f,k)	891,000

Brokerage (0.2%)
Nuveen Investments, Inc.
1st Lien Term Loan
11-13-14	3.288-3.289	1,000,000		934,440

Building Materials (1.1%)
Custom Building Products, Inc.
Term Loan
03-19-15	5.750	667,288		665,620
Goodman Global, Inc.
1st Lien Term Loan
TBD	TBD	950,000	(f,k)	961,742
Goodman Global, Inc.
2nd Lien Term Loan
TBD	TBD	850,000	(f,k)	871,250
Springs Window Fashions LLC
Tranche B Term Loan
12-31-12	3.063	969,100		919,027
The Hillman Group, Inc.
Term Loan
05-31-16	5.500	798,000		798,662

Total				4,216,301

	Coupon	Principal
Borrower	rate	amount		Value(a)
Chemicals (7.5%)
Brenntag Holding Gmbh & Co. KG
2nd Lien Term Loan
07-17-15	6.453	875,000	(c)	874,528
Brenntag Holding Gmbh & Co. KG
Tranche 1 Term Loan
01-20-14	4.006-4.477	143,227	(c)	143,406
Brenntag Holding Gmbh & Co. KG
Tranche B2 Term Loan
01-20-14	4.006-4.058	971,690	(c)	971,690
Celanese U.S. Holdings LLC
Term Loan
04-02-14	0.256-1.500	2,347,874		2,313,924
Celanese U.S. Holdings LLC
Tranche C Term Loan
10-31-16	3.290	695,057		698,206
Chemtura Corp.
Debtor In Possession
Term Loan
02-11-11	6.000	1,175,000	(h)	1,179,406
Cognis GMBH
Tranche C Term Loan
09-15-13	2.292	2,050,000	(c)	2,022,182
Hexion Specialty Chemicals, Inc.
Tranche C1B Term Loan
05-05-15	4.063	1,779,444		1,734,958
Hexion Specialty Chemicals, Inc.
Tranche C2B Term Loan
05-05-15	4.063	783,574		763,985
Huntsman International LLC
Tranche B Term Loan
04-19-14	1.773-1.788	376,714		368,238
Huntsman International LLC
Tranche C Term Loan
06-30-16	2.505-2.523	1,559,422		1,530,837
Ineos U.S. Finance LLC
Tranche A2 Term Loan
12-17-12	0.001-7.000	269,712		273,308
ISP Chemco LLC
Term Loan
06-04-14	1.813	984,733		965,038
Kraton Polymers LLC
Term Loan
05-12-13	2.313	203,556		199,825
LyondellBasell Industries
Term Loan
04-08-16	5.500	1,197,000		1,206,576
Millenium Chemicals
1st Lien Term Loan
05-15-14	2.539	1,148,450		1,104,430
Millenium Chemicals
2nd Lien Term Loan
11-15-14	6.039	1,100,000		1,040,875
Nalco Co.
Tranche B1 Term Loan
10-05-17	4.500	1,700,000		1,717,357
Nalco Co.
Tranche C1 Term Loan
05-13-16	2.007	150,000		148,970

	Coupon	Principal
Borrower	rate	amount		Value(a)
PQ Corp.
1st Lien Term Loan
TBD	TBD	100,000	(f,k)	95,594
07-30-14	3.510-3.540	1,028,591		983,271
Sabic Innovative Plastics Holding U.S. LP
Tranche B Term Loan
08-29-14	2.755	1,569,640		1,553,943
Solutia, Inc.
Term Loan
03-17-17	4.750	2,406,250		2,421,793
Styron S.A.R.L.
Term Loan
06-17-16	7.500	1,777,500	(c)	1,806,384
Univar, Inc.
Tranche B Term Loan
10-10-14	3.255	1,944,050		1,931,200

Total				28,049,924

Construction Machinery (0.5%)
NACCO Materials Handling Group, Inc.
Term Loan
03-21-13	2.005-2.373	957,500		888,081
The Manitowoc Co., Inc.
Tranche A Term Loan
11-06-13	5.313	1,140,065		1,136,144

Total				2,024,225

Consumer Cyclical Services (1.5%)
Affinion Group, Inc.
Tranche B Term Loan
10-09-16	5.000	746,250		738,168
Live Nation Entertainment, Inc.
Tranche B Term Loan
11-07-16	4.500	796,000		790,691
The ServiceMaster Co.
Delayed Draw Term Loan
07-24-14	2.760	133,775		127,128
The ServiceMaster Co.
Letter of Credit
07-24-14	0.164-2.600	2,075,000		1,946,184
The ServiceMaster Co.
Term Loan
07-24-14	2.760-2.800	1,343,324		1,276,574
West Corp.
Tranche B2 Term Loan
10-24-13	2.630-2.631	83,404		81,662
West Corp.
Tranche B4 Term Loan
07-15-16	4.505-4.506	581,666		578,484
West Corp.
Tranche B5 Term Loan
07-15-16	4.505-4.506	204,904		203,783

Total				5,742,674

Consumer Products (2.5%)
Amscan Holdings, Inc.
Term Loan
05-27-13	2.539	2,117,180		2,053,665

	Coupon	Principal
Borrower	rate	amount		Value(a)
Fender Musical Instruments Corp.
Delayed Draw Term Loan
06-09-14	2.550	704,655		598,957
Fender Musical Instruments Corp.
Term Loan
06-09-14	2.540	1,394,883		1,185,650
Jarden Corp.
Tranche B1 Term Loan
01-24-12	2.039	2,324		2,317
Jarden Corp.
Tranche B4 Term Loan
01-26-15	3.539	1,522,609		1,527,771
NBTY, Inc.
Tranche B Term Loan
TBD	TBD	1,300,000	(f,k)	1,316,237
Prestige Brands, Inc.
Term Loan
03-24-16	4.750	746,583		749,697
Visant Corp.
Tranche B Term Loan
12-22-16	7.000	750,000		756,188
Weight Watchers International, Inc.
Tranche B Term Loan
01-26-14	1.813	332,623		326,387
Weight Watchers International, Inc.
Tranche D Term Loan
06-30-16	2.563	737,922		732,387

Total				9,249,256

Diversified Manufacturing (2.7%)
Contech Construction Products, Inc.
Term Loan
01-31-13	4.250	2,100,724		1,813,618
Generac Acquisition Corp.
1st Lien Term Loan
11-10-13	2.754-2.790	700,457		664,853
GPX International Tire Corp.
Pay-in-Kind Term Loan
03-30-12	12.290	4,480	(l)	2,240
GPX International Tire Corp.
Tranche B Term Loan
03-30-12	5.290	274,379	(m)	137,190
Harland Clarke Holdings Corp.
Tranche B Term Loan
06-30-14	2.755-2.789	1,484,674		1,335,464
IMG Worldwide, Inc.
Tranche B Term Loan
06-15-15	7.250	1,546,125		1,527,278
N.E.W. Holdings I LLC
Term Loan
03-23-16	6.000	2,775,714		2,759,531
Pinafore LLC/Inc.
Tranche B Term Loan
09-29-16	6.750	550,000		555,709
RSC Holding III
2nd Lien Term Loan
11-30-13	3.800	1,365,375		1,335,337

Total				10,131,220

	Coupon	Principal
Borrower	rate	amount		Value(a)
Electric (5.0%)
Calpine Corp.
Term Loan
03-29-14	3.165	954,610		948,643
Coleto Creek Power LP
1st Lien Synthetic Letter of Credit
06-28-13	0.189-2.850	1,000,000		917,500
Coleto Creek Power LP
2nd Lien Term Loan
06-28-13	4.255	1,677,989		1,361,973
Dynegy Holdings, Inc.
Letter of Credit
04-02-13	4.010	1,163,993		1,146,137
Energy Future Holdings
Tranche B2 Term Loan
TBD	TBD	2,000,000	(f,k)	1,556,560
10-10-14	3.756-4.066	3,117,158		2,426,022
FirstLight Power Resources, Inc.
2nd Lien Term Loan
05-01-14	4.813	1,396,000		1,280,830
FirstLight Power Resources, Inc.
Synthetic Letter of Credit
11-01-13	0.163-2.650	17,967		16,889
FirstLight Power Resources, Inc.
Tranche B 1st Lien Term Loan
11-01-13	2.813	977,604		918,948
GeNon Energy, Inc./Americas
Term Loan
TBD	TBD	875,000	(f,k)	875,551
Great Point Power LLC
Term Loan
03-10-17	5.500	820,875		818,823
New Development Holdings LLC
Term Loan
07-03-17	7.000	798,000		812,300
NRG Energy, Inc.
Credit Linked Deposit
02-01-13	1.789	467		456
08-31-15	3.539	1,219,900		1,216,094
RRI Energy, Inc.
Letter of Credit
06-30-14	0.254-1.750	1,500,000		1,484,250
TPF Generation Holdings LLC
1st Lien Synthetic Letter of Credit
12-15-13	0.189-2.100	226,678		216,903
TPF Generation Holdings LLC
1st Lien Term Loan
12-15-13	2.289	552,814		528,977
TPF Generation Holdings LLC
2nd Lien Term Loan
12-15-14	4.539	2,525,000		2,307,219
TPF Generation Holdings LLC
Synthetic Revolving Term Loan
12-15-11	0.189-2.100	70,175		67,149

Total				18,901,224

	Coupon	Principal
Borrower	rate	amount		Value(a)
Entertainment (6.0%)
24 Hour Fitness Worldwide, Inc.
Tranche B Term Loan
04-22-16	6.750	1,945,125		1,851,117
AMC Entertainment, Inc.
Term Loan
01-28-13	1.755	994,778		981,299
Carmike Cinemas, Inc.
Term Loan
01-27-16	5.500	1,706,865		1,715,399
Cedar Fair LP
Term Loan
12-15-16	5.500	1,296,750		1,314,567
Cinemark USA, Inc.
Term Loan
04-30-16	3.510-3.650	1,568,960		1,571,470
HIT Entertainment, Inc.
2nd Lien Term Loan
02-26-13	5.940	9,167,017		6,783,593
Metro-Goldwyn-Mayer, Inc.
Tranche B Term Loan
04-09-12	20.500	1,990,986	(b)	920,214
Metro-Goldwyn-Mayer, Inc.
Tranche B1 Term Loan
04-09-12	20.500	1,776,740	(b)	821,192
National CineMedia LLC
Term Loan
02-13-15	2.050	875,000		851,489
Regal Cinemas Corp.
Term Loan
11-19-16	3.789	712,397		713,793
Six Flags Theme Parks, Inc.
2nd Lien Term Loan
12-31-16	9.500	325,000		335,806
Six Flags Theme Parks, Inc.
Tranche B 1st Lien Term Loan
06-30-16	6.000	774,026		776,371
Sunshine Acquisition Ltd.
Term Loan
06-01-12	5.685	2,558,597		2,479,715
Universal City Development Partners Ltd.
Term Loan
11-06-14	5.500	940,500		947,554

Total				22,063,579

Environmental (0.8%)
Covanta Energy Corp.
Letter of Credit
02-10-14	0.190-1.500	331,533		323,244
Covanta Energy Corp.
Term Loan
02-10-14	1.813-1.938	649,856		633,609
Synagro Technologies, Inc.
1st Lien Term Loan
04-02-14	2.260	2,238,064		1,935,926

Total				2,892,779

	Coupon	Principal
Borrower	rate	amount		Value(a)
Food and Beverage (4.2%)
Advantage Sales & Marketing, Inc.
1st Lien Term Loan
05-05-16	5.000	696,500		693,018
Aramark Corp.
1st Letter of Credit
01-26-14	0.104-2.025	66,004		64,071
Aramark Corp.
2nd Letter of Credit
07-26-16	0.104-3.400	118,894		117,936
Aramark Corp.
Term Loan
01-26-14	2.164	819,333		795,335
Aramark Corp.
Tranche B Term Loan
07-26-16	3.539	1,807,869		1,793,297
Constellation Brands, Inc.
Tranche B Term Loan
06-05-13	1.813	773,694		770,468
06-05-15	3.063	381,687		383,278
Dean Foods Co.
Tranche A Term Loan
TBD	TBD	2,375,000	(f,k)	2,358,137
Dole Food Co., Inc.
Tranche B1 Term Loan
03-02-17	5.000-5.500	609,745		612,507
Dole Food Co., Inc.
Tranche C1 Term Loan
03-02-17	5.000-5.500	1,514,454	(c)	1,521,315
LJVH Holdings, Inc.
Tranche B Term Loan
07-19-14	2.789	84,160		83,002
LJVH Holdings, Inc.
Tranche C Term Loan
07-19-14	2.789	11,476		11,319
Michael Foods Group, Inc.
Tranche B Term Loan
06-29-16	6.250	1,197,000		1,217,576
Pierre Foods, Inc.
1st Lien Term Loan
09-30-16	7.000-7.500	1,500,000		1,482,660
Pinnacle Foods Finance LLC
Term Loan
04-02-14	2.756	952,070		925,232
WM. Bolthouse Farms, Inc.
1st Lien Term Loan
02-11-16	5.500	1,741,250		1,746,143
WM. Bolthouse Farms, Inc.
2nd Lien Term Loan
08-11-16	9.500	1,000,000		1,008,750

Total				15,584,044

Gaming (2.9%)
Cannery Casino Resorts LLC
1st Lien Delayed Draw Term Loan
05-18-13	4.506	403,138		381,469

	Coupon	Principal
Borrower	rate	amount		Value(a)
Cannery Casino Resorts LLC
1st Lien Term Loan
05-17-13	4.506	487,523		461,319
Cannery Casino Resorts LLC
2nd Lien Term Loan
05-18-14	4.506	1,250,000		1,015,625
Golden Nugget, Inc.
2nd Lien Term Loan
12-31-14	3.510	2,025,000		911,250
Green Valley Ranch Gaming LLC
1st Lien Term Loan
02-16-14	6.000	795,716	(b,i)	604,577
Green Valley Ranch Gaming LLC
2nd Lien Term Loan
08-16-14	0.000	1,400,000	(b,i)	27,300
Greenwood Racing, Inc.
Term Loan
11-28-11	2.510	1,533,720		1,510,714
Harrah’s Operating Co., Inc.
Tranche B1 Term Loan
01-28-15	3.288	1,000,000		880,480
Harrahs Operating Co., Inc.
Tranche B4 Term Loan
10-31-16	9.500	2,007,325		2,086,234
Las Vegas Sands LLC
Tranche I Delayed Draw Term Loan
11-23-16	3.030	195,123		182,846
Las Vegas Sands LLC
Tranche B Term Loan
11-23-16	3.030	497,820		466,497
MGM Mirage
Tranche B Term Loan
10-03-11	6.000	441,285		440,253
Penn National Gaming, Inc.
Tranche B Term Loan
10-03-12	2.010-2.170	937,914		932,699
VML U.S. Finance LLC
Tranche B Term Loan
05-27-13	4.780	1,033,534		1,033,534

Total				10,934,797

Gas Pipelines (0.4%)
Calumet Lubricants Co. LP
Letter of Credit
01-03-15	0.141-4.000	195,402		186,609
Calumet Lubricants Co. LP
Term Loan
01-03-15	4.376	1,439,520		1,374,741

Total				1,561,350

Health Care (7.8%)
AGA Medical Corp.
Tranche B Term Loan
04-28-13	2.260-2.630	795,797		788,173
AMN Healthcare, Inc.
2nd Lien Term Loan
09-01-16	11.750	900,000		877,500

	Coupon	Principal
Borrower	rate	amount	Value(a)
AMN Healthcare, Inc.
Tranche B Term Loan
06-23-15	7.250	698,039	688,441
Ardent Medical Services, Inc.
Term Loan
09-15-15	6.500	1,815,875	1,805,670
Biomet, Inc.
Term Loan
03-25-15	3.255-3.289	729,214	718,523
Carestream Health
1st Lien Term Loan
04-30-13	2.255	897,831	877,486
Carestream Health
2nd Lien Term Loan
10-30-13	5.505	1,000,000	957,080
Caris Diagnostics, Inc.
Term Loan
01-29-16	7.250	868,926	853,719
Community Health Systems, Inc.
Delayed Draw Term Loan
07-25-14	2.549	125,869	123,719
Community Health Systems, Inc.
Term Loan
07-25-14	2.549	2,448,653	2,406,831
DaVita, Inc.
Tranche B Term Loan
10-20-16	4.500	1,900,000	1,918,050
DJO Finance LLC
Term Loan
05-20-14	3.255	812,033	793,762
Emdeon Business Services LLC
1st Lien Term Loan
11-18-13	2.260	1,687,714	1,653,960
Emdeon Business Services LLC
2nd Lien Term Loan
05-16-14	5.260	975,000	962,813
Hanger Orthopedic Group, Inc.
Tranche B Term Loan
05-26-13	2.260	1,196,875	1,190,388
HCA, Inc.
Tranche B1 Term Loan
11-18-13	2.539	1,798,659	1,761,787
Health Management Associates, Inc.
Tranche B Term Loan
02-28-14	2.039	759,351	742,857
Healthcare Partners LLC
Term Loan
10-31-13	2.049	667,908	659,980
Iasis Healthcare LLC
Delayed Draw Term Loan
03-14-14	2.255	375,081	364,766
Iasis Healthcare LLC
Synthetic Letter of Credit
03-14-14	0.154-2.100	95,998	93,358
Iasis Healthcare LLC
Term Loan
03-14-14	2.255	1,083,998	1,054,188

	Coupon	Principal
Borrower	rate	amount		Value(a)
Inverness Medical
1st Lien Term Loan
TBD	TBD	1,336,287	(f,k)	1,283,317
06-26-14	2.255-2.289	927,463		881,094
Inverness Medical
2nd Lien Term Loan
TBD	TBD	500,000	(f,k)	482,750
06-26-15	4.505	500,000		482,750
National Mentor Holdings, Inc.
Letter of Credit
06-29-13	0.140-2.150	423,443		387,979
National Mentor Holdings, Inc.
Tranche B Term Loan
06-29-13	2.290	1,488,910		1,364,214
Select Medical Corp.
Tranche B Term Loan
02-24-12	2.339	865,371		851,309
Select Medical Corp.
Tranche B1 Term Loan
08-22-14	4.089	850,000		844,161
Skilled Healthcare Group, Inc.
Term Loan
04-09-16	5.250	572,125		552,907
Vanguard Health Holding Co. II LLC
Term Loan
01-29-16	5.000	547,253		549,136

Total				28,972,668

Home Construction (0.2%)
Las Vegas Land Holdings LLC
Term Loan
03-31-16	5.289	57,347		45,304
Standard Pacific Corp.
Tranche B Term Loan
05-05-13	2.119	855,000		778,050

Total				823,354

Independent Energy (1.0%)
Riverside Energy Center
Term Loan
06-24-11	4.538	1,687,604		1,683,385
Rocky Mountain Energy Center LLC
Credit Linked Deposit
06-24-11	0.188-4.350	179,534		179,085
Rocky Mountain Energy Center LLC
Term Loan
06-24-11	4.538	566,950		565,532
Venoco, Inc.
2nd Lien Term Loan
05-07-14	4.313	1,556,447		1,470,516

Total				3,898,518

Life Insurance (0.5%)
Conseco, Inc.
Term Loan
10-10-13	7.500	1,800,000		1,771,128

	Coupon	Principal
Borrower	rate	amount		Value(a)
Media Cable (3.7%)
Cequel Communications LLC
Term Loan
11-05-13	2.257	1,496,798		1,474,585
Charter Communications Operating LLC
Tranche B1 Term Loan
03-06-14	2.260	554,013		543,414
Charter Communications Operating LLC
Tranche C Term Loan
09-06-16	3.540	2,062,954		2,023,676
Insight Midwest Holdings LLC
Tranche B Term Loan
04-07-14	2.010-2.040	1,053,684		1,014,919
Mediacom Communications Corp.
Tranche D Term Loan
03-31-17	5.500	2,202,750		2,184,402
Mediacom Communications Corp.
Tranche D1 Term Loan
01-31-15	2.000	468,910		447,420
Mediacom Communications Corp.
Tranche F Term Loan
10-23-17	4.500	1,995,000		1,975,050
Quebecor Media
Tranche B Term Loan
01-17-13	2.289	888,648		861,988
UPC Broadband Holding
Tranche T Term Loan
12-30-16	4.251	2,026,712		1,970,978
WideOpenWest Finance LLC
Tranche A Term Loan
06-30-14	6.756-8.750	1,259,122		1,225,541

Total				13,721,973

Media Non-Cable (11.4%)
Advanstar Communications, Inc.
1st Lien Term Loan
06-02-14	2.539	938,033		722,285
American Media Operations, Inc.
Pay-in-Kind Term Loan
01-30-13	10.000	14,145	(l)	13,977
American Media Operations, Inc.
Term Loan
01-30-13	10.000	956,936		945,577
Cengage Learning Acquisitions, Inc.
Term Loan
07-03-14	2.540	2,245,235		2,054,794
Citadel Broadcasting Corp.
Term Loan
06-03-15	11.000	1,469,671		1,551,311
Clear Channel Communications, Inc.
Tranche B Term Loan
01-29-16	3.905	4,593,494		3,643,696
CMP Susquehanna Corp.
Term Loan
05-05-13	2.313	2,055,633		1,834,652
Cumulus Media, Inc.
Term Loan
06-11-14	4.006	1,293,879		1,182,826

	Coupon	Principal
Borrower	rate	amount		Value(a)
CW Media Holdings, Inc.
Tranche B Term Loan
02-16-15	3.256	2,443,795	(c)	2,425,467
Emmis Operating Co.
Tranche B Term Loan
11-01-13	4.273-4.289	986,833		848,676
F&W Media, Inc.
Term Loan
06-09-14	7.750	1,019,896		795,519
GateHouse Media Operating, Inc.
Delayed Draw Term Loan
08-28-14	2.260	664,361		238,838
GateHouse Media Operating, Inc.
Term Loan
08-28-14	2.260-2.510	3,751,333		1,348,604
Gray Television, Inc.
Tranche B Term Loan
12-31-14	0.750-3.760	1,176,120		1,137,896
HMH Publishing Co., Ltd.
Tranche A Term Loan
06-12-14	5.756	500,437	(c)	466,657
Intelsat Corp.
Tranche B2A Term Loan
01-03-14	2.790	331,063		322,601
Intelsat Corp.
Tranche B2B Term Loan
01-03-14	2.790	330,961		322,501
Intelsat Corp.
Tranche B2C Term Loan
01-03-14	2.790	330,961		322,501
Intelsat Jackson Holdings Ltd.
Term Loan
02-01-14	2.789-3.290	4,795,408		4,433,397
Lodgenet Entertainment Corp.
Term Loan
04-04-14	2.290	495,668		465,308
MediaNews Group, Inc.
Term Loan
03-19-14	8.500	141,371		136,423
Newsday LLC
Term Loan
08-01-13	6.539	1,450,000		1,462,688
Nielsen Finance LLC
Tranche B Term Loan
05-01-16	4.006	1,295,843		1,282,885
Penton Media, Inc.
1st Lien Term Loan
08-01-14	5.000	534,058		391,198
Postmedia Network, Inc.
Term Loan
07-13-16	9.000	1,047,708	(c)	1,059,495
Quad/Graphics, Inc.
Term Loan
04-20-16	5.500	972,563		966,873
R.H. Donnelley, Inc.
Term Loan
10-24-14	9.000	504,642		426,241

	Coupon	Principal
Borrower	rate	amount		Value(a)
Revolution Studios Distribution Co. LLC
2nd Lien Term Loan
06-21-15	7.260	525,000		236,250
Revolution Studios Distribution Co. LLC
Tranche B Term Loan
12-21-14	4.010	1,230,454		972,059
Sinclair Television Group, Inc.
Tranche B Term Loan
10-29-15	5.500	1,575,000		1,593,680
Spanish Broadcasting System, Inc.
1st Lien Term Loan
06-10-12	2.040	3,354,320		3,206,159
SuperMedia, Inc.
Term Loan
12-31-15	11.000	220,505		164,718
Tribune Co.
Tranche B Term Loan
06-04-14	5.250	587,263	(b,i)	388,510
Univision Communications, Inc.
Term Loan
09-29-14	2.506	1,991,344		1,885,385
Van Wagner Communications LLC
Delayed Draw Term Loan
06-27-13	3.288-3.299	268,474		222,833
Van Wagner Communications LLC
Tranche B Term Loan
06-27-13	3.288-5.000	378,603		314,240
Yell Group PLC
Tranche B1 Term Loan
07-31-14	4.005	1,331,107	(c)	712,142
Zuffa LLC
Term Loan
06-19-15	2.313-7.500	2,181,793		2,134,659

Total				42,633,521

Metals (1.1%)
John Maneely Co.
Term Loan
12-09-13	3.539	614,265		597,920
Noranda Aluminum Acquisition Corp.
Tranche B Term Loan
05-18-14	2.047	2,184,051		2,118,529
Novelis Corp.
Term Loan
TBD	TBD	559,872	(f,k)	552,700
07-06-14	2.260	544,296		537,323
Novelis, Inc.
Term Loan
TBD	TBD	190,128	(c,f,k)	187,693
07-06-14	2.260	276,139	(c)	272,601

Total				4,266,766

Non-Captive Consumer (0.6%)
AGFS Funding Co.
Term Loan
04-21-15	7.250	2,275,000		2,293,496

	Coupon	Principal
Borrower	rate	amount		Value(a)
Non-Captive Diversified (0.6%)
CIT Group, Inc.
Tranche 3 Term Loan
08-11-15	6.250	592,085		601,523
International Lease Finance Corp.
Tranche 1 Term Loan
03-17-15	6.750	1,500,000		1,533,045

Total				2,134,568

Oil Field Services (0.8%)
CGGVeritas
Tranche B1 Term Loan
01-12-14	4.500	476,771		472,003
Dresser, Inc.
2nd Lien Term Loan
05-04-15	6.112	1,575,000		1,568,118
Dresser, Inc.
Tranche B Term Loan
05-04-14	2.612	962,138		957,847

Total				2,997,968

Other Industry (0.9%)
ATI Acquisition Co.
Term Loan
12-30-15	13.250	500,000	(m)	425,000
ATI Acquisition Co.
Tranche B Term Loan
12-30-14	8.250	719,563	(m)	618,824
Education Management LLC
Tranche C Term Loan
06-03-13	2.063	331,960		309,622
Sensus USA, Inc.
Tranche B3 Term Loan
06-03-13	7.000	969,595		974,443
TriMas Co. LLC
Tranche B Term Loan
12-15-15	6.000	931,386		926,729
TriMas Co. LLC
Tranche B1 Term Loan
08-02-11	1.750-4.250	240,317		239,116

Total				3,493,734

Other Utility (0.5%)
BRSP LLC
Term Loan
06-04-14	7.500	1,943,519		1,953,237

Packaging (2.6%)
Anchor Glass Container Corp.
1st Lien Term Loan
03-02-16	6.000	1,075,625		1,075,625
Bway Holding Co.
Tranche B Term Loan
06-16-17	5.500-6.000	1,071,600		1,073,829
Consolidated Container Co. LLC
1st Lien Term Loan
03-28-14	2.500	1,210,263		1,139,923

	Coupon	Principal
Borrower	rate	amount		Value(a)
Graham Packaging Co. LP
Tranche C Term Loan
04-05-14	6.750	876,828		883,159
Graham Packaging Co. LP
Tranche D Term Loan
09-23-16	6.000	1,350,000		1,361,571
Graphic Packaging International, Inc.
Term Loan
05-16-14	3.004-3.040	947,874		940,964
ICL Industrial Containers ULC/Contenants
Tranche C Term Loan
06-16-17	5.500-6.000	100,463	(c)	100,671
Reynolds Group Holdings, Inc.
Term Loan
05-05-16	6.250-6.750	1,808,160		1,820,591
Reynolds Group Holdings, Inc.
Tranche D Term Loan
TBD	TBD	679,000	(f,k,p)	683,997
Tegrant Corp.
2nd Lien Term Loan
03-08-15	5.790	850,000		671,500

Total				9,751,830

Paper (1.0%)
Georgia-Pacific LLC
Tranche C Term Loan
12-23-14	3.539-3.543	1,001,241		1,004,685
Smurfit-Stone Container Enterprises, Inc.
Term Loan
02-22-16	6.750	1,221,938		1,231,762
White Birch Paper Co.
Debtor In Possession
Delayed Draw Term Loan
TBD	TBD	189,950	(c,f,h,k,p)	188,882
12-01-10	2.000-12.000	169,553	(c,h)	168,601
White Birch Paper Co.
Debtor In Possession
Term Loan
12-01-10	12.000	1,036,819	(c,h)	1,030,992

Total				3,624,922

Pharmaceuticals (0.8%)
Catalent Pharma Solutions, Inc.
Term Loan
04-10-14	2.505	1,388,067		1,306,518
Grifols, Inc.
Tranche B Term Loan
TBD	TBD	800,000	(f,k)	808,200
Mylan, Inc.
Tranche B Term Loan
10-02-14	3.563	1,045,966		1,047,535

Total				3,162,253

Property & Casualty (0.9%)
Asurion LLC
1st Lien Term Loan
07-03-14	3.256-3.398	1,435,500		1,335,015

	Coupon	Principal
Borrower	rate	amount		Value(a)
Asurion LLC
2nd Lien Term Loan
07-03-15	6.756	400,000		372,752
Asurion LLC
Tranche B2 Term Loan
TBD	TBD	1,325,000	(f,k)	1,300,156
HUB International Ltd.
Term Loan
06-13-14	6.750	472,613		467,098

Total				3,475,021

Refining (1.0%)
Alon USA Energy, Inc.
Term Loan
08-05-13	2.505-3.008	1,436,250		1,044,872
Big West Oil LLC
Term Loan
07-23-15	12.000	624,306		635,231
Western Refining, Inc.
Term Loan
05-30-14	10.750	1,476,090		1,484,696
Wynnewood Refining Co.
Term Loan
11-13-14	11.750	697,500	(m)	655,650

Total				3,820,449

REITS (0.4%)
Capital Automotive LP
Tranche B Term Loan
12-16-10	2.010	1,500,000		1,490,160

Restaurants (0.3%)
Buffets, Inc.
1st Lien Letter of Credit
04-22-15	0.289-7.539	142,936		109,436
OSI Restaurant Partners LLC
Term Loan
06-14-13	0.112-2.625	77,306		72,680
06-14-14	2.625	844,618		794,076

Total				976,192

Retailers (5.8%)
Claire’s Stores, Inc.
Tranche B Term Loan
05-29-14	3.038-3.049	1,989,717		1,765,257
David’s Bridal, Inc.
Term Loan
01-31-14	2.289	412,376		390,726
Dollar General Corp.
Tranche B1 Term Loan
07-07-14	3.005-3.038	853,696		844,715
General Nutrition Centers, Inc.
Term Loan
09-16-13	2.510-2.540	1,546,496		1,516,849
Gregg Appliances, Inc.
Term Loan
07-25-13	2.260	805,485		779,306

	Coupon	Principal
Borrower	rate	amount	Value(a)
JRD Holdings, Inc.
Term Loan
07-02-14	2.510	1,105,645	1,078,004
Michaels Stores, Inc.
Tranche B1 Term Loan
10-31-13	2.563-2.688	401,013	388,064
Michaels Stores, Inc.
Tranche B2 Term Loan
07-31-16	4.813-4.938	1,539,672	1,525,400
Orchard Supply Hardware LLC
Term Loan
12-21-13	3.063	1,566,000	1,425,060
PetCo Animal Supplies, Inc.
Term Loan
10-26-13	2.505-2.539	752,916	740,365
Pilot Travel Centers LLC
Tranche B Term Loan
06-30-16	5.250	1,992,123	2,026,148
Rent-A-Center, Inc.
Tranche B Term Loan
03-31-15	3.300	506,506	505,240
Sally Holdings LLC
Tranche B Term Loan
11-16-13	2.510	1,424,658	1,415,312
The Neiman Marcus Group, Inc.
Term Loan
04-06-13	2.294	1,389,909	1,354,911
The Pantry, Inc.
Delayed Draw Term Loan
05-15-14	2.010	221,843	211,860
The Pantry, Inc.
Term Loan
05-15-14	2.010	770,478	735,806
The Pep Boys-Manny, Moe & Jack
Term Loan
10-27-13	2.300	558,742	537,091
The Sports Authority, Inc.
Term Loan
05-03-13	2.539	3,105,084	3,042,984
Yankee Candle Co., Inc.
Term Loan
02-06-14	2.260	1,568,809	1,523,705

Total			21,806,803

Supermarkets (0.1%)
Supervalu, Inc.
Tranche A Term Loan
06-02-11	1.130	294,643	291,861

Technology (5.4%)
Acxiom Corp.
Tranche 2 Term Loan
03-15-15	3.288	481,000	477,994
Brocade Communications Systems, Inc.
Term Loan
10-07-13	7.000	287,140	290,100
Dealer Computer Services, Inc.
Term Loan
04-21-17	5.250	1,355,769	1,360,433

	Coupon	Principal
Borrower	rate	amount		Value(a)
Fidelity National Information Services, Inc.
Tranche B Term Loan
07-18-16	5.250	750,000		759,938
First Data Corp.
Tranche B1 Term Loan
09-24-14	3.005-3.006	1,911,373		1,718,764
First Data Corp.
Tranche B2 Term Loan
09-24-14	3.005-3.006	993,283		892,813
Flextronics International Ltd.
Tranche B Term Loan
10-01-12	2.504	447,692	(c)	441,760
Freescale Semiconductor, Inc.
Term Loan
12-01-16	4.504	1,326,846		1,249,079
Infor Enterprise Solutions Holdings, Inc.
1st Lien Delayed Draw Term Loan
07-28-15	6.010	329,143		304,869
Infor Enterprise Solutions Holdings, Inc.
1st Lien Term Loan
07-28-15	6.010	630,857		584,331
Infor Enterprise Solutions Holdings, Inc.
2nd Lien Term Loan
03-02-14	6.505	600,000		409,500
Sabre, Inc.
Term Loan
09-30-14	2.255-2.288	2,918,938		2,773,983
Sensata Technology BV/Finance Co. LLC
Term Loan
04-27-13	2.021-2.038	939,053		909,708
Ship Luxco 3 S.A.R.L.
Tranche B2A Term Loan
TBD	TBD	2,000,000	(c,f,k)	2,012,080
Spansion LLC
Term Loan
02-09-15	7.500	547,250		555,229
SunGard Data Systems, Inc.
Term Loan
02-28-14	6.750	737,487		744,552
SunGard Data Systems, Inc.
Tranche B Term Loan
02-28-16	3.898-4.043	482,150		477,430
Symphonyiri Group, Inc.
Term Loan
05-16-14	3.339-5.250	390,756		381,964
The First American Corp.
Term Loan
04-12-16	4.750	698,250		699,996
Trans Union LLC
Term Loan
06-15-17	6.750	673,313		683,621
Verint Systems, Inc.
Term Loan
05-25-14	5.250	1,031,875		1,018,976
WireCo WorldGroup, Inc.
Term Loan
02-10-14	5.250	1,545,371		1,493,215

Total				20,240,335

	Coupon	Principal
Borrower	rate	amount		Value(a)
Textile (1.3%)
Hanesbrands, Inc.
Term Loan
12-10-15	5.250	1,059,437		1,069,364
Levi Strauss & Co.
Term Loan
03-27-14	2.250	2,202,000		2,064,374
Phillips-Van Heusen Corp.
Tranche B Term Loan
05-06-16	4.750	1,696,309		1,708,065

Total				4,841,803

Transportation Services (0.3%)
The Hertz Corp.
Letter of Credit
12-21-12	0.339-1.750	439,313		435,390
The Hertz Corp.
Tranche B Term Loan
12-21-12	2.010	731,752		725,217

Total				1,160,607

Wireless (1.5%)
Crown Castle Operating Co.
Tranche B Term Loan
03-06-14	1.755	1,218,434		1,202,655
Hawaiian Telcom Communications, Inc.
Tranche C Term Loan
05-30-14	4.750	921,599		738,145
MetroPCS Wireless, Inc.
Tranche B1 Term Loan
11-03-13	2.563	87,417		86,616
MetroPCS Wireless, Inc.
Tranche B2 Term Loan
11-03-16	3.813	952,376		952,081
Ntelos, Inc.
Tranche B Term Loan
08-07-15	5.750	1,446,352		1,454,668
Telesat Canada
Tranche I Term Loan
10-31-14	3.260	997,095	(c)	980,185
Telesat Canada
Tranche II Term Loan
10-31-14	3.260	85,645	(c)	84,193

Total				5,498,543

Wirelines (1.0%)
Alaska Communications Systems Holdings, Inc.
Term Loan
10-21-16	6.250	1,850,000		1,856,012
Integra Telecom Holdings, Inc.
Term Loan
04-15-15	9.250	922,688		929,036
Time Warner Telecom Holdings, Inc.
Tranche B Term Loan
01-07-13	2.010	1,064,488		1,051,853

Total				3,836,901

Total Senior Loans
(Cost: $346,604,004)				$342,988,411

Bonds (3.9%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Automotive (—%)
Delphi Automotive LLP
10-06-14	12.000%	$1,820		$1,850

Building Materials (0.4%)
CPG International I, Inc.
Senior Unsecured
07-01-12	7.501	1,000,000	(e)	1,000,000
Hillman Group, Inc.
06-01-18	10.875	565,000	(d)	604,550

Total				1,604,550

Chemicals (0.7%)
Hexion U.S. Finance Corp./Nova Scotia ULC
Secured
11-15-14	4.876	1,000,000	(e)	959,999
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured
11-15-20	9.000	545,000	(d,f)	566,800
LyondellBasell Industries
Senior Secured
05-01-18	11.000	500,000		560,000
Momentive Performance Materials, Inc.
Secured
01-15-21	9.000	905,000	(d,f)	938,938

Total				3,025,737

Diversified Manufacturing (0.3%)
Esco Corp.
12-15-13	4.167	1,000,000	(d,e)	962,500

Entertainment (0.5%)
Marquee Holdings, Inc.
Senior Discount Notes
08-15-14	9.505	1,000,000	(e)	827,500
Regal Entertainment Group
08-15-18	9.125	1,000,000		1,065,000

Total				1,892,500

Health Care (0.2%)
LifeCare Holdings, Inc.
08-15-13	9.250	1,000,000		730,000

Media Non-Cable (0.6%)
Clear Channel Communications, Inc.
Senior Unsecured
01-15-13	5.750	1,000,000		900,000
F&W Media, Inc.
Term Loan
12-09-14	15.000	426,544		199,942
Intelsat Jackson Holdings SA
06-15-16	11.500	1,000,000	(c)	1,087,500

Total				2,187,442

	Coupon	Principal
Issuer	rate	amount		Value(a)
Metals (—%)
Aleris International, Inc.
Senior Unsecured
06-01-20	6.000	13,834	(m,o)	13,834

Other Industry (0.3%)
Mueller Water Products, Inc.
09-01-20	8.750	1,000,000	(d)	1,083,750

Packaging (0.3%)
Berry Plastics Corp.
Senior Secured
02-15-15	5.039	1,000,000	(e)	960,000

Retailers (0.3%)
Michaels Stores, Inc.
11-01-14	10.000	1,000,000		1,050,000

Tobacco (0.3%)
Alliance One International, Inc.
07-15-16	10.000	1,000,000		1,100,000
Total Bonds

(Cost: $14,351,846)				$14,612,163

Common Stocks (2.3%)

Issuer	Shares		Value(a)
Auto Components (0.1%)
Delphi Automotive LLP	12	(b)	$194,380
Mark IV Industries, Inc.	667	(b)	29,848
Metaldyne Corp. LLC	1,014	(b)	253,374
Plastech Engineered Products, Inc., B Units	6,657	(b,g,m,o)	—
Plastech Engineered Products, Inc., C Units	8,198	(b,g,m,o)	—

Total			477,602

Chemicals (1.7%)
LyondellBasell Industries NV, Class A	121,047	(b,c)	3,251,323
LyondellBasell Industries NV, Class B	110,810	(b,c)	2,979,681

Total			6,231,004

Diversified Financial Services (—%)
Education Media, Inc. Unit	29,515	(b)	170,936

Home Construction (—%)
The Rhodes Companies LLC	109,053		35,442

Hotels, Restaurants & Leisure (—%)
Buffets Restaurants Holdings, Inc.	28,786	(b)	118,742

IT Services (0.1%)
Advanstar Communications, Inc.	18,596	(b)	223,152

Media (0.2%)
F&W Media, Inc.	4,165		2,603
MediaNews Group, Inc.	10,512	(b)	173,448
Reader’s Digest Association, Inc.	26,729	(b)	537,253

Issuer	Shares		Value(a)
The Star Tribune Co.	471	(b)	9,832
SuperMedia, Inc.	1,126	(b)	7,409

Total			730,545

Metals & Mining (0.2%)
Aleris International, Inc.	16,009	(b)	640,360

Total Common Stocks (Cost: $13,971,266)			$8,627,783

Warrants (0.2%)

Issuer	Shares		Value(a)
Communications Equipment (0.2%)
Citadel Broadcasting Corp., Class B	27,602	(b,m)	$637,151

Diversified Financial Services (—%)
Cumulus Media, Inc., Class A	2,817	(b,m)	6,812

Media (—%)
F&W Media, Inc.	1,805	(b)	1,128
The Star Tribune Co.	2,617	(b,m)	54,630

Total			55,758

Total Warrants (Cost: $2,615,156)			$699,721

Money Market Fund (6.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.241%	22,956,553	(n)	$22,956,553

Total Money Market Fund (Cost: $22,956,553)			$22,956,553

Total Investments in Securities (Cost: $400,498,825)(q)			$389,884,631

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated July 31, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. At Oct. 31, 2010, the value of foreign securities, excluding short-term securities, represented 6.62% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2010, the value of these securities amounted to $4,156,538 or 1.11% of net assets.

(e)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2010.

(f)	At Oct. 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $17,752,340.

(g)	Negligible market value.

(h)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(i)	This position is in bankruptcy.

(j)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(l)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(m)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Oct. 31, 2010 was $2,584,684, representing 0.69% of net assets. Information concerning such security holdings at Oct. 31, 2010 was as follows:

	Acquisition
Security	dates	Cost

Aleris International, Inc.
Senior Unsecured
6.000% 2020	06-29-10	$—
ATI Acquisition Co.
Term Loan
13.250% 2015	12-23-09	491,361
ATI Acquisition Co.
Tranche B Term Loan	12-23-09	695,443
8.250% 2014
Citadel Broadcasting Corp., Class B	07-06-09 thru 01-08-10	442,439
Cumulus Media, Inc., Class A	11-05-09	—
GPX International Tire Corp.
Tranche B Term Loan
5.290% 2012	04-11-06 thru 06-04-10	262,508
Plastech Engineered Products, Inc.
1st Lien Term Loan
0.000% 2013	02-14-07 thru 05-26-09	102,045
Plastech Engineered Products, Inc., B Units	06-29-09	—
Plastech Engineered Products, Inc., C Units	06-29-09	—
The Star Tribune Co.	03-09-07	1,779,696
Wynnewood Refining Co.
Term Loan
11.750% 2014	10-14-09	635,209

(n)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Oct. 31, 2010.

(o)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(p)	At Oct. 31, 2010, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Unfunded
Borrower	commitment

Delphi Holdings LLP
Tranche B1A Term Loan	$2,172
Reynolds Group Holdings, Inc.
Tranche D Term Loan	679,000
White Birch Paper Co.
Debtor In Possession
Delayed Draw Term Loan	188,252

Total	$869,424

(q)	At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $400,499,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$13,754,000
Unrealized depreciation	(24,368,000)

Net unrealized depreciation	$(10,614,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated July 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

	Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Senior Loans
Building Materials	$—	$3,550,681	$665,620	$4,216,301
Chemicals	—	27,906,518	143,406	28,049,924
Construction Machinery	—	1,136,144	888,081	2,024,225
Diversified Manufacturing	—	9,994,030	137,190	10,131,220
Health Care	—	28,118,949	853,719	28,972,668
Home Construction	—	778,050	45,304	823,354
Independent Energy	—	1,470,516	2,428,002	3,898,518
Media Cable	—	12,859,985	861,988	13,721,973
Media Non-Cable	—	38,509,116	4,124,405	42,633,521
Oil Field Services	—	2,525,965	472,003	2,997,968
Other Industry	—	1,236,351	2,257,383	3,493,734
Other Utility	—	—	1,953,237	1,953,237
Packaging	—	9,080,330	671,500	9,751,830
Paper	—	2,236,447	1,388,475	3,624,922
Refining	—	2,529,568	1,290,881	3,820,449
Restaurants	—	866,756	109,436	976,192
Retailers	—	17,088,547	4,718,256	21,806,803
All Other Industries	—	160,091,572	—	160,091,572

Total Senior Loans	—	319,979,525	23,008,886	342,988,411

Bonds
Corporate Debt Securities
Automotive	—	—	1,850	1,850
Metals	—	—	13,834	13,834
All Other Industries	—	14,596,479	—	14,596,479

Total Bonds	—	14,596,479	15,684	14,612,163

Equity Securities
Common Stocks
Auto Components	—	224,228	253,374	477,602
Diversified Financial Services	—	170,936	—	170,936
Home Construction	—	—	35,442	35,442
Hotels, Restaurants & Leisure	—	—	118,742	118,742
IT Services	—	—	223,152	223,152
Media	7,409	537,253	185,883	730,545
Metals & Mining	—	—	640,360	640,360
All Other Industries	6,231,004	—	—	6,231,004
Warrants
Communications Equipment	—	—	637,151	637,151
Diversified Financial Services	—	6,812	—	6,812
Media	—	—	55,758	55,758

Total Equity Securities	6,238,413	939,229	2,149,862	9,327,504

Other
Affiliated Money Market Fund(c)	22,956,553	—	—	22,956,553

Total Other	22,956,553	—	—	22,956,553

Total	$29,194,966	$335,515,233	$25,174,432	$389,884,631

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2010.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Senior	Corporate Debt	Common
	Loans	Securities	Stocks	Warrants	Total

Balance as of July 31, 2010	$30,253,197	$15,726	$1,400,223	$797,858	$32,467,004
Accrued discounts/premiums	66,362	(19)	—	—	66,343
Realized gain (loss)	(604,741)	—	—	—	(604,741)
Change in unrealized appreciation (depreciation)*	405,895	(23)	56,730	(104,949)	357,653
Sales	(7,113,882)	—	—	—	(7,113,882)
Purchases	2,055	—	—	—	2,055
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of Oct. 31, 2010	$23,008,886	$15,684	$1,456,953	$692,909	$25,174,432

*	Change in unrealized appreciation (depreciation) relating to securities held at Oct. 31, 2010 was $213,553, which is comprised of Senior Loans of $261,795, Corporate Debt Securities of $(23), Common Stocks of $56,730 and Warrants of $(104,949).
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Income Opportunities Fund
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (94.9%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Aerospace & Defense (1.0%)
CPI International, Inc.
Senior Unsecured
02-01-15	6.428%	$246,000	(f)	$246,000
Esterline Technologies Corp.
08-01-20	7.000	195,000	(d)	207,188
Kratos Defense & Security Solutions, Inc.
Senior Secured
06-01-17	10.000	2,485,000		2,758,350
L-3 Communications Corp.
10-15-15	6.375	3,240,000		3,337,199
Oshkosh Corp.
03-01-17	8.250	1,066,000		1,164,605
03-01-20	8.500	967,000		1,070,953

Total				8,784,295

Airlines (0.6%)
Delta Air Lines, Inc.
Senior Secured
09-15-14	9.500	4,837,000	(d,j)	5,356,978

Automotive (1.4%)
Accuride Corp.
Senior Secured
08-01-18	9.500	730,000	(d,j)	795,700
Lear Corp.
03-15-18	7.875	2,143,000		2,335,870
03-15-20	8.125	1,173,000	(j)	1,296,165
Tenneco, Inc.
11-15-15	8.125	3,510,000	(j)	3,720,600
TRW Automotive, Inc.
12-01-17	8.875	3,135,000	(d)	3,448,500

Total				11,596,835

Brokerage (0.9%)
E*Trade Financial Corp.
Senior Unsecured
09-15-13	7.375	750,000		745,313
12-01-15	7.875	6,905,000		6,827,318

Total				7,572,631

Building Materials (2.0%)
Associated Materials LLC
Senior Secured
11-01-17	9.125	1,340,000	(d)	1,410,350

	Coupon	Principal
Issuer	rate	amount		Value(a)
Associated Materials LLC/Financing, Inc.
Senior Secured
11-15-16	9.875	4,308,000		5,169,599
Gibraltar Industries, Inc.
12-01-15	8.000	4,355,000		4,322,338
Interface, Inc.
Secured
11-01-13	11.375	1,445,000		1,676,200
Norcraft Companies LP/Finance Corp.
Senior Secured
12-15-15	10.500	3,579,000		3,829,530
Norcraft Holdings LP/Capital Corp.
Senior Discount Notes
09-01-12	9.750	50,000		49,438

Total				16,457,455

Chemicals (4.0%)
Ashland, Inc.
06-01-17	9.125	2,035,000		2,345,338
Celanese U.S. Holdings LLC
10-15-18	6.625	241,000	(d)	253,653
CF Industries, Inc.
05-01-18	6.875	2,620,000		2,980,250
05-01-20	7.125	2,620,000		3,045,750
Chemtura Corp.
Senior Unsecured
06-01-16	6.875	4,181,000	(b,k)	5,748,875
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured
02-01-18	8.875	6,308,000		6,773,214
Ineos Finance PLC
Senior Secured
05-15-15	9.000	2,200,000	(c,d)	2,343,000
Koppers, Inc.
12-01-19	7.875	785,000		849,763
LyondellBasell Industries
Senior Secured
11-01-17	8.000	5,940,000	(d)	6,519,150
Solutia, Inc.
03-15-20	7.875	2,500,000		2,750,000

Total				33,608,993

Construction Machinery (3.2%)
Case New Holland, Inc.
Senior Notes
12-01-17	7.875	4,497,000	(d)	5,036,639
RSC Equipment Rental, Inc./Holdings III LLC
Senior Secured
07-15-17	10.000	1,865,000	(d)	2,079,475
Terex Corp.
Senior Unsecured
06-01-16	10.875	4,300,000		4,945,000
The Manitowoc Co., Inc.
11-01-13	7.125	409,000		412,068
02-15-18	9.500	3,447,000	(j)	3,696,908
11-01-20	8.500	1,520,000		1,586,500

	Coupon	Principal
Issuer	rate	amount		Value(a)
United Rentals North America, Inc.
06-15-16	10.875	4,160,000		4,742,400
United Rentals North America, Inc.
Senior Unsecured
12-15-19	9.250	4,317,000		4,856,625

Total				27,355,615

Consumer Cyclical Services (0.3%)
Brickman Group Holdings, Inc.
Senior Notes
11-01-18	9.125	224,000	(d)	230,720
Garda World Security Corp.
Senior Unsecured
03-15-17	9.750	1,969,000	(c,d)	2,121,598

Total				2,352,318

Consumer Products (1.9%)
ACCO Brands Corp.
Senior Secured
03-15-15	10.625	710,000		801,413
Central Garden and Pet Co.
03-01-18	8.250	2,543,000		2,670,150
Jarden Corp.
05-01-16	8.000	2,895,000		3,195,356
Libbey Glass, Inc.
Senior Secured
02-15-15	10.000	3,144,000	(d)	3,411,240
NBTY, Inc.
10-01-18	9.000	300,000	(d)	318,750
Sealy Mattress Co.
Senior Secured
04-15-16	10.875	1,615,000	(d)	1,837,063
Spectrum Brands Holdings, Inc.
Senior Secured
06-15-18	9.500	3,105,000	(d)	3,446,549

Total				15,680,521

Diversified Manufacturing (1.1%)
Amsted Industries, Inc.
Senior Notes
03-15-18	8.125	2,565,000	(d)	2,706,075
CPM Holdings, Inc.
Senior Secured
09-01-14	10.625	2,925,000	(d)	3,159,000
Pinafore LLC/Inc.
Senior Secured
10-01-18	9.000	500,000	(d)	535,000
SPX Corp.
09-01-17	6.875	2,385,000	(d)	2,599,650

Total				8,999,725

Electric (3.4%)
Calpine Corp.
Senior Secured
02-15-21	7.500	2,090,000	(d)	2,142,250
Dynegy Holdings, Inc.
Senior Unsecured
06-01-15	7.500	1,535,000	(j)	1,189,625
06-01-19	7.750	1,652,000		1,127,490

	Coupon	Principal
Issuer	rate	amount		Value(a)
Edison Mission Energy
Senior Unsecured
05-15-17	7.000	3,270,000		2,411,625
Energy Future Holdings Corp.
Senior Secured
01-15-20	10.000	2,590,000	(d)	2,712,771
Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured
12-01-20	10.000	664,000		695,475
Ipalco Enterprises, Inc.
Senior Secured
04-01-16	7.250	595,000	(d)	648,550
Midwest Generation LLC
Pass-Through Certificates
01-02-16	8.560	4,859,994		4,872,144
NRG Energy, Inc.
02-01-16	7.375	3,665,000		3,816,181
01-15-17	7.375	8,904,000		9,282,420

Total				28,898,531

Entertainment (1.3%)
AMC Entertainment, Inc.
06-01-19	8.750	2,914,000		3,121,622
Cinemark USA, Inc.
06-15-19	8.625	1,557,000		1,679,614
Regal Cinemas Corp.
02-01-12	9.375	1,000,000		1,000,000
07-15-19	8.625	2,300,000		2,455,250
Speedway Motorsports, Inc.
06-01-13	6.750	387,000		390,870
06-01-16	8.750	2,000,000		2,185,000

Total				10,832,356

Environmental (0.1%)
Clean Harbors, Inc.
Senior Secured
08-15-16	7.625	562,000		593,613

Food and Beverage (0.9%)
Cott Beverages, Inc.
11-15-17	8.375	1,050,000		1,139,250
09-01-18	8.125	1,021,000		1,105,233
Michael Foods, Inc.
Senior Notes
07-15-18	9.750	1,655,000	(d)	1,795,675
Pinnacle Foods Finance LLC/Corp.
09-01-17	8.250	3,760,000	(d,j)	3,901,000

Total				7,941,158

Gaming (5.3%)
Boyd Gaming Corp.
Senior Notes
12-01-18	9.125	4,270,000	(d,h)	4,280,675
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp.
1st Mortgage
03-01-12	10.125	2,227,000		2,054,408

	Coupon	Principal
Issuer	rate	amount		Value(a)
FireKeepers Development Authority
Senior Secured
05-01-15	13.875	2,019,000	(d)	2,382,420
MGM Resorts International
Senior Secured
05-15-14	10.375	745,000		838,125
11-15-17	11.125	2,530,000		2,909,500
03-15-20	9.000	5,200,000	(d,j)	5,706,999
Penn National Gaming, Inc.
Senior Subordinated Notes
08-15-19	8.750	1,815,000	(j)	2,010,113
Pinnacle Entertainment, Inc.
08-01-17	8.625	605,000		651,888
05-15-20	8.750	4,093,000		4,087,884
Pokagon Gaming Authority
Senior Notes
06-15-14	10.375	5,369,000	(d)	5,583,760
San Pasqual Casino
09-15-13	8.000	587,000	(d)	569,390
Seminole Indian Tribe of Florida
10-01-20	7.804	965,000	(d)	906,907
Seminole Indian Tribe of Florida
Senior Secured
10-01-20	6.535	4,140,000	(d)	3,724,882
Shingle Springs Tribal Gaming Authority
Senior Notes
06-15-15	9.375	8,510,000	(d)	5,786,799
Tunica-Biloxi Gaming Authority
Senior Unsecured
11-15-15	9.000	3,090,000	(d)	2,773,275

Total				44,267,025

Gas Distributors (0.8%)
Energy Transfer Equity LP
10-15-20	7.500	4,340,000	(j)	4,730,600
Niska Gas Storage U.S. LLC/Canada ULC
03-15-18	8.875	1,659,000	(d)	1,794,454

Total				6,525,054

Gas Pipelines (2.8%)
El Paso Corp.
01-15-32	7.750	5,440,000		5,825,544
Regency Energy Partners LP/Finance Corp.
06-01-16	9.375	4,555,000	(j)	5,101,600
12-01-18	6.875	1,200,000		1,261,500
Sonat, Inc.
Senior Unsecured
02-01-18	7.000	675,000		732,069
Southern Star Central Corp.
Senior Notes
03-01-16	6.750	6,808,000		6,876,079
03-01-16	6.750	3,600,000	(d)	3,622,500

Total				23,419,292

Health Care (5.6%)
American Renal Holdings
Senior Secured
05-15-18	8.375	558,000	(d)	590,085

	Coupon	Principal
Issuer	rate	amount		Value(a)
AMGH Merger Sub, Inc.
11-01-18	9.250	745,000	(d)	769,213
Apria Healthcare Group, Inc.
Senior Secured
11-01-14	11.250	3,355,000		3,703,081
Biomet, Inc.
Pay-in-kind
10-15-17	10.375	2,550,000	(e)	2,843,250
Capella Healthcare, Inc.
07-01-17	9.250	385,000	(d)	420,613
Community Health Systems, Inc.
07-15-15	8.875	2,752,000		2,944,640
Hanger Orthopedic Group, Inc.
Senior Notes
11-15-18	7.125	600,000	(d,h)	603,000
HCA, Inc.
Secured
11-15-16	9.250	1,328,000		1,437,560
HCA, Inc.
Secured Pay-in-kind
11-15-16	9.625	3,044,000	(e)	3,310,350
HCA, Inc.
Senior Secured
02-15-20	7.875	2,785,000		3,084,388
09-15-20	7.250	9,375,000		10,253,905
Healthsouth Corp.
02-15-20	8.125	543,000		586,440
inVentiv Health, Inc.
08-15-18	10.000	3,528,000	(d)	3,554,460
LifePoint Hospitals, Inc.
10-01-20	6.625	1,175,000	(d)	1,236,688
Omnicare, Inc.
12-15-15	6.875	2,654,000		2,720,350
Select Medical Corp.
02-01-15	7.625	4,460,000		4,521,324
Tenet Healthcare Corp.
Senior Secured
07-01-19	8.875	1,660,000		1,867,500
Vanguard Health Holding Co. II LLC/Inc.
02-01-18	8.000	1,829,000		1,927,309
02-01-18	8.000	900,000	(d)	945,000

Total				47,319,156

Home Construction (0.5%)
K Hovnanian Enterprises, Inc.
Senior Secured
10-15-16	10.625	2,716,000		2,763,530
KB Home
09-15-17	9.100	1,020,000		1,060,800
William Lyon Homes, Inc.
02-15-14	7.500	340,000		249,900

Total				4,074,230

Independent Energy (9.4%)
Anadarko Petroleum Corp.
Senior Unsecured
03-15-14	7.625	3,505,000	(j)	3,986,745
09-15-17	6.375	4,370,000		4,833,817

	Coupon	Principal
Issuer	rate	amount		Value(a)
Berry Petroleum Co.
Senior Unsecured
06-01-14	10.250	3,600,000		4,153,500
11-01-20	6.750	765,000	(h)	787,950
Brigham Exploration Co.
10-01-18	8.750	930,000	(d)	1,005,563
Carrizo Oil & Gas, Inc.
Senior Unsecured
10-15-18	8.625	2,780,000	(d,h)	2,821,700
Chesapeake Energy Corp.
08-15-20	6.625	5,635,000		5,973,099
Comstock Resources, Inc.
10-15-17	8.375	2,575,000		2,678,000
Concho Resources, Inc.
10-01-17	8.625	3,854,000		4,171,954
Continental Resources, Inc.
10-01-20	7.375	804,000	(d)	870,330
04-01-21	7.125	1,455,000	(d)	1,567,763
Denbury Resources, Inc.
12-15-15	7.500	441,000		458,089
03-01-16	9.750	1,745,000		1,976,213
02-15-20	8.250	1,301,000		1,447,363
EXCO Resources, Inc.
09-15-18	7.500	3,985,000		3,925,225
Forest Oil Corp.
02-15-14	8.500	3,610,000		3,998,075
06-15-19	7.250	1,890,000		1,986,863
Hilcorp Energy I LP/Finance Co.
Senior Unsecured
11-01-15	7.750	5,135,000	(d)	5,289,049
06-01-16	9.000	2,000,000	(d)	2,110,000
Petrohawk Energy Corp.
08-01-14	10.500	2,800,000		3,192,000
06-01-15	7.875	1,120,000		1,187,200
08-15-18	7.250	1,755,000	(d)	1,816,425
QEP Resources, Inc.
Senior Unsecured
03-01-21	6.875	2,595,000		2,822,063
Quicksilver Resources, Inc.
08-01-15	8.250	4,665,000		4,734,974
04-01-16	7.125	104,000		99,580
08-15-19	9.125	1,960,000		2,092,300
Range Resources Corp.
03-15-15	6.375	550,000		561,000
05-15-16	7.500	1,115,000		1,167,963
05-01-18	7.250	395,000		422,650
05-15-19	8.000	2,000,000		2,215,000
08-01-20	6.750	2,220,000		2,375,400
SandRidge Energy, Inc.
Pay-in-kind
04-01-15	8.625	2,292,000	(e)	2,343,570

Total				79,071,423

Life Insurance (0.5%)
ING Groep NV
12-29-49	5.775	4,190,000	(c,f)	3,865,275

	Coupon	Principal
Issuer	rate	amount		Value(a)
Lodging (0.7%)
Starwood Hotels & Resorts Worldwide, Inc.
Senior Unsecured
12-01-19	7.150	993,000		1,119,608
Wyndham Worldwide Corp.
Senior Unsecured
12-01-16	6.000	2,336,000		2,494,567
02-01-18	5.750	443,000		460,334
03-01-20	7.375	2,025,000		2,232,563

Total				6,307,072

Media Cable (4.1%)
Cablevision Systems Corp.
Senior Unsecured
09-15-17	8.625	2,765,000		3,120,994
CCO Holdings LLC/Capital Corp.
10-30-17	7.250	2,032,000	(d)	2,098,040
04-30-18	7.875	2,660,000	(d)	2,826,250
04-30-20	8.125	1,140,000	(d)	1,231,200
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured
11-15-17	8.625	2,559,000	(d)	2,738,130
CSC Holdings LLC
Senior Unsecured
02-15-19	8.625	1,100,000		1,271,875
DISH DBS Corp.
02-01-16	7.125	4,510,000		4,780,600
09-01-19	7.875	3,039,000		3,331,504
Insight Communications Co., Inc.
Senior Notes
07-15-18	9.375	1,640,000	(d)	1,775,300
Mediacom LLC/Capital Corp.
08-15-19	9.125	2,666,000	(j)	2,819,295
Videotron Ltee
04-15-18	9.125	4,775,000	(c)	5,377,843
Virgin Media Secured Finance PLC
Senior Secured
01-15-18	6.500	3,241,000	(c)	3,475,973

Total				34,847,004

Media Non-Cable (7.5%)
Belo Corp.
Senior Unsecured
11-15-16	8.000	5,455,000		6,014,138
Clear Channel Worldwide Holdings, Inc.
12-15-17	9.250	5,306,000		5,796,805
Entravision Communications Corp.
Senior Secured
08-01-17	8.750	4,445,000	(d)	4,733,925
Intelsat Jackson Holdings SA
Senior Unsecured
10-15-20	7.250	1,960,000	(c,d)	2,004,100
Intelsat Subsidiary Holding Co. SA
01-15-15	8.875	2,755,000	(c,d)	2,851,425
01-15-15	8.875	1,850,000	(c)	1,914,750
Nielsen Finance LLC/Co.
10-15-18	7.750	2,008,000	(d,h)	2,088,320
10-15-18	7.750	4,510,000	(d)	4,690,399

	Coupon	Principal
Issuer	rate	amount		Value(a)
Salem Communications Corp.
Senior Secured
12-15-16	9.625	5,741,000		6,272,043
Sinclair Television Group, Inc.
Secured
11-01-17	9.250	7,926,000	(d)	8,698,784
Sirius XM Radio, Inc.
04-01-15	8.750	2,660,000	(d,j)	2,866,150
Sirius XM Radio, Inc.
Senior Secured
09-01-15	9.750	1,385,000	(d)	1,552,931
The Interpublic Group of Companies, Inc.
Senior Unsecured
07-15-17	10.000	5,095,000		6,037,575
Univision Communications, Inc.
Senior Secured
11-01-20	7.875	2,900,000	(d,j)	3,045,000
XM Satellite Radio, Inc.
Senior Unsecured
11-01-18	7.625	4,625,000	(d)	4,729,063

Total				63,295,408

Metals (2.5%)
Arch Coal, Inc.
08-01-16	8.750	3,017,000		3,386,583
10-01-20	7.250	249,000		272,033
Compass Minerals International, Inc.
06-01-19	8.000	1,300,000		1,410,500
Consol Energy, Inc.
04-01-17	8.000	3,157,000	(d)	3,449,022
04-01-20	8.250	3,361,000	(d)	3,739,112
FMG Resources August 2006 Pty Ltd.
Senior Notes
11-01-15	7.000	1,020,000	(c,d,h)	1,049,967
11-01-15	7.000	3,213,000	(c,d)	3,307,398
Peabody Energy Corp.
11-01-16	7.375	620,000		702,150
United States Steel Corp.
Senior Unsecured
02-01-18	7.000	1,517,000		1,551,133
04-01-20	7.375	1,723,000		1,791,920

Total				20,659,818

Non-Captive Consumer (0.7%)
American General Finance Corp.
Senior Unsecured
12-15-17	6.900	6,866,000		5,733,110

Non-Captive Diversified (6.6%)
Ally Financial, Inc.
03-15-20	8.000	11,763,000	(d)	12,998,115
09-15-20	7.500	2,200,000	(d)	2,376,000
CIT Group, Inc.
Senior Secured
05-01-16	7.000	3,000,000		2,988,750
05-01-17	7.000	14,360,000		14,288,199

	Coupon	Principal
Issuer	rate	amount		Value(a)
Ford Motor Credit Co. LLC
Senior Unsecured
10-01-14	8.700	4,775,000		5,494,115
04-15-15	7.000	1,400,000		1,547,235
12-15-16	8.000	4,550,000		5,325,884
08-15-17	6.625	4,140,000		4,626,450
International Lease Finance Corp.
Senior Unsecured
03-15-17	8.750	2,389,000	(d)	2,717,488
09-01-17	8.875	2,960,000	(j)	3,381,800

Total				55,744,036

Oil Field Services (1.8%)
Expro Finance Luxembourg SCA
Senior Secured
12-15-16	8.500	4,211,000	(c,d)	4,131,254
Key Energy Services, Inc.
12-01-14	8.375	2,231,000		2,389,959
McJunkin Red Man Corp.
Senior Secured
12-15-16	9.500	4,243,000	(d)	3,892,953
Offshore Group Investments Ltd.
Senior Secured
08-01-15	11.500	4,615,000	(c,d)	4,895,660

Total				15,309,826

Other Financial Institutions (0.3%)
Cardtronics, Inc.
09-01-18	8.250	2,275,000		2,411,500

Other Industry (0.9%)
Aquilex Holdings LLC/Finance Corp.
12-15-16	11.125	2,671,000		2,544,128
Chart Industries, Inc.
10-15-15	9.125	5,140,000		5,229,950

Total				7,774,078

Packaging (3.0%)
Ardagh Packaging Finance PLC
10-15-20	9.125	1,580,000	(c,d)	1,674,800
Ardagh Packaging Finance PLC
Senior Secured
10-15-17	7.375	760,000	(c,d)	805,600
Ball Corp.
09-01-19	7.375	1,120,000		1,248,800
09-15-20	6.750	1,151,000		1,268,978
Crown Americas LLC/Capital Corp. II
05-15-17	7.625	2,200,000		2,398,000
Greif, Inc.
Senior Unsecured
02-01-17	6.750	4,050,000		4,222,125
08-01-19	7.750	300,000		327,000
Reynolds Group Issuer, Inc./LLC
Senior Notes
04-15-19	9.000	2,180,000	(d)	2,264,475
Reynolds Group Issuer, Inc./LLC
Senior Secured
10-15-16	7.750	5,813,000	(d)	6,161,779
04-15-19	7.125	1,906,000	(d)	1,987,005

	Coupon	Principal
Issuer	rate	amount		Value(a)
Sealed Air Corp.
Senior Notes
06-15-17	7.875	2,950,000		3,239,711

Total				25,598,273

Paper (2.7%)
Cascades, Inc.
12-15-17	7.750	4,430,000	(c)	4,734,563
Georgia-Pacific LLC
06-15-15	7.700	2,990,000		3,438,500
05-01-16	8.250	2,630,000	(d)	3,017,925
01-15-17	7.125	4,453,000	(d)	4,786,975
11-01-20	5.400	2,480,000	(d,h)	2,504,800
Graphic Packaging International, Inc.
06-15-17	9.500	3,270,000		3,605,175
10-01-18	7.875	545,000		574,975

Total				22,662,913

Pharmaceuticals (1.2%)
Patheon, Inc.
Senior Secured
04-15-17	8.625	1,908,000	(c,d)	1,984,320
Valeant Pharmaceuticals International
10-01-17	6.750	3,005,000	(d)	3,136,469
10-01-20	7.000	1,340,000	(d)	1,407,000
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	3,167,000	(c,d)	3,293,680

Total				9,821,469

Railroads (0.2%)
Kansas City Southern Railway
06-01-15	8.000	1,875,000		2,025,000

Restaurants (0.2%)
DineEquity, Inc.
Senior Unsecured
10-30-18	9.500	1,880,000	(d)	2,002,200

Retailers (2.4%)
HSN, Inc.
08-01-16	11.250	1,580,000		1,824,900
Limited Brands, Inc.
05-01-20	7.000	2,000,000		2,200,000
QVC, Inc.
Senior Secured
04-15-17	7.125	1,768,000	(d)	1,882,920
10-01-19	7.500	3,040,000	(d)	3,268,000
10-15-20	7.375	1,768,000	(d)	1,891,760
Rite Aid Corp.
Senior Secured
06-12-16	9.750	773,000	(j)	838,705
08-15-20	8.000	2,055,000	(d,j)	2,116,650
Toys R Us Property Co. I LLC
07-15-17	10.750	2,878,000		3,288,115
Toys R Us Property Co. II LLC
Senior Secured
12-01-17	8.500	2,589,000	(d)	2,789,648

Total				20,100,698

	Coupon	Principal
Issuer	rate	amount		Value(a)
Technology (2.1%)
Amkor Technology, Inc.
Senior Unsecured
05-01-18	7.375	653,000	(d,j)	679,120
Brocade Communications Systems, Inc.
Senior Secured
01-15-18	6.625	4,480,000		4,771,200
01-15-20	6.875	637,000	(j)	684,775
First Data Corp.
Senior Secured
08-15-20	8.875	2,960,000	(d,j)	3,111,700
Freescale Semiconductor, Inc.
Senior Secured
04-15-18	9.250	1,640,000	(d)	1,754,800
Interactive Data Corp.
08-01-18	10.250	3,520,000	(d)	3,850,000
Trans Union LLC/Financing Corp.
06-15-18	11.375	1,055,000	(d)	1,213,250
WireCo WorldGroup, Inc.
Senior Unsecured
05-15-17	9.500	1,460,000	(d)	1,569,500

Total				17,634,345

Transportation Services (0.6%)
Avis Budget Car Rental LLC/Finance, Inc.
03-15-18	9.625	1,282,000		1,378,150
01-15-19	8.250	1,105,000	(d)	1,116,050
The Hertz Corp.
10-15-18	7.500	2,345,000	(d)	2,409,488

Total				4,903,688

Wireless (5.9%)
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured
05-01-17	7.750	7,300,000	(d)	8,194,249
Clearwire Communications LLC/Finance, Inc.
Senior Secured
12-01-15	12.000	3,273,000	(d)	3,633,030
Cricket Communications, Inc.
Senior Secured
05-15-16	7.750	2,167,000		2,334,943
Crown Castle International Corp.
Senior Unsecured
11-01-19	7.125	3,085,000		3,393,500
MetroPCS Wireless, Inc.
09-01-18	7.875	3,900,000		4,173,000
Nextel Communications, Inc.
08-01-15	7.375	5,688,000		5,709,330
SBA Telecommunications, Inc.
08-15-16	8.000	1,805,000		1,990,013
08-15-19	8.250	2,766,000		3,111,750
Sprint Capital Corp.
05-01-19	6.900	918,000		938,655
11-15-28	6.875	3,040,000		2,865,200

	Coupon	Principal
Issuer	rate	amount		Value(a)
Sprint Nextel Corp.
Senior Unsecured
08-15-17	8.375	7,879,000	(j)	8,686,597
Wind Acquisition Finance SA
Secured
07-15-17	11.750	4,145,000	(c,d)	4,725,300

Total				49,755,567

Wirelines (4.5%)
Cincinnati Bell, Inc.
02-15-15	7.000	1,585,000		1,596,888
10-15-17	8.250	3,685,000		3,740,275
Frontier Communications Corp.
Senior Unsecured
04-15-15	7.875	788,000		882,560
04-15-17	8.250	1,971,000		2,246,940
04-15-20	8.500	1,610,000		1,859,550
Integra Telecom Holdings, Inc.
Senior Secured
04-15-16	10.750	1,766,000	(d)	1,858,715
ITC Deltacom, Inc.
Senior Secured
04-01-16	10.500	3,860,000		4,159,150
Level 3 Financing, Inc.
11-01-14	9.250	4,680,000		4,586,400
PAETEC Holding Corp.
Senior Secured
06-30-17	8.875	4,408,000		4,749,620
Qwest Communications International, Inc.
10-01-15	8.000	1,930,000		2,098,875
04-01-18	7.125	600,000	(d)	637,500
Qwest Corp.
Senior Unsecured
05-01-16	8.375	1,200,000		1,446,000
Windstream Corp.
08-01-16	8.625	255,000		270,938
11-01-17	7.875	5,700,000		6,227,249
10-15-20	7.750	1,840,000	(d)	1,950,400

Total				38,311,060

Total Bonds (Cost: $735,804,354)				$799,469,544

Senior Loans (0.7%)(g)

	Coupon	Principal
Borrower	rate	amount		Value(a)
Building Materials (0.1%)
Goodman Global, Inc.
1st Lien Term Loan
TBD	TBD	$570,000	(h,i)	$577,045
Goodman Global, Inc.
2nd Lien Term Loan
TBD	TBD	220,000	(h,i)	225,500

Total				802,545

Consumer Products (0.4%)
Visant Corp.
Tranche B Term Loan
12-22-16	7.000	3,130,000		3,155,822

	Coupon	Principal
Borrower	rate	amount		Value(a)
Gaming (0.1%)
Great Lakes Gaming of Michigan LLC
Development Term Loan
08-15-12	9.000	469,415	(l,n)	457,680
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition Line of Credit
08-15-12	9.000	173,642	(l,n)	169,301
Great Lakes Gaming of Michigan LLC
Transition Term Loan
08-15-12	9.000	121,584	(l,n)	118,545

Total				745,526

Wirelines (0.1%)
Fairpoint Communications, Inc.
Tranche B Term Loan
03-31-15	1.750	1,786,883	(b,k)	1,160,545

Total Senior Loans (Cost: $5,944,291)				$5,864,438

Money Market Fund (3.5%)

		Shares		Value(a)
Columbia Short-Term Cash Fund, 0.241%		29,366,326	(o)	$29,366,326

Total Money Market Fund (Cost: $29,366,326)				$29,366,326

Investments of Cash Collateral Received for Securities on Loan (3.5%)

	Effective	Principal
Issuer	yield	amount		Value(a)
Repurchase Agreements(m)
Barclays Capital, Inc. dated 10-29-10, matures 11-01-10, repurchase price
$5,000,133	0.320%	$5,000,000		$5,000,000
Cantor Fitzgerald & Co. dated 10-29-10, matures 11-01-10, repurchase price
$5,000,100	0.240	5,000,000		5,000,000
Citigroup Global Markets, Inc. dated 10-29-10, matures 11-01-10, repurchase price
$2,000,038	0.230	2,000,000		2,000,000
Mizuho Securities USA, Inc. dated 10-29-10, matures 11-01-10, repurchase price
$8,000,167	0.250	8,000,000		8,000,000
Pershing LLC dated 10-29-10, matures 11-01-10, repurchase price
$6,000,160	0.320	6,000,000		6,000,000
Societe Generale dated 10-29-10, matures 11-01-10, repurchase price
$3,837,739	0.230	3,837,665		3,837,665

	Effective	Principal
Issuer	yield	amount	Value(a)

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $29,837,665)			$29,837,665

Total Investments in Securities
(Cost: $800,952,636)(p)			$864,537,973

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated July 31, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2010, the value of foreign securities, excluding short-term securities, represented 6.48% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2010, the value of these securities amounted to $293,913,568 or 34.89% of net assets.

(e)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2010.

(g)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h)	At Oct. 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $14,789,558.

(i)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(j)	At Oct. 31, 2010, security was partially or fully on loan.

(k)	This position is in bankruptcy.

(l)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Oct. 31, 2010 was $745,526, representing 0.09% of net assets. Information concerning such security holdings at Oct. 31, 2010 was as follows:

	Acquisition
Security	dates	Cost

Great Lakes Gaming of Michigan LLC
Development Term Loan
9.000% 2012	03-02-07 thru 09-15-07	$466,185
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition Line of Credit
9.000% 2012	03-02-07 thru 09-15-07	172,447
Great Lakes Gaming of Michigan LLC
Transition Term Loan
9.000% 2012	03-02-07 thru 09-15-07	120,747

(m)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.320%)

Security description	Value (a)

United States Treasury Bill	$5,100,002

Total market value of collateral securities	$5,100,002

Cantor Fitzgerald & Co. (0.240%)

Security description	Value (a)

Fannie Mae Grantor Trust	$257
Fannie Mae Interest Strip	80,068
Fannie Mae Pool	622,893
Fannie Mae Principal Strip	14,504
Fannie Mae REMICS	749,932
Fannie Mae Whole Loan	12,350
Federal National Mortgage Association	30,240
FHLMC Multifamily Structured Pass Through Certificates	197
FHLMC Structured Pass Through Securities	5,785
Freddie Mac Coupon Strips	545
Freddie Mac Non Gold Pool	301,102
Freddie Mac Reference REMIC	4,195
Freddie Mac REMICS	326,995
Freddie Mac Strips	173,135
Ginnie Mae I Pool	674,256
Ginnie Mae II Pool	1,266,511
Government National Mortgage Association	439,728
United States Treasury Inflation Indexed Bonds	50,639
United States Treasury Strip Coupon	261,625
United States Treasury Strip Principal	85,043

Total market value of collateral securities	$5,100,000

Citigroup Global Markets, Inc. (0.230%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$11,304
Fannie Mae REMICS	665,360
Fannie Mae-Aces	14,707
Freddie Mac Reference REMIC	21,439
Freddie Mac REMICS	1,041,622
Government National Mortgage Association	285,568

Total market value of collateral securities	$2,040,000

Mizuho Securities USA, Inc. (0.250%)

Security description	Value (a)

Fannie Mae Pool	$2,974,427
Freddie Mac Gold Pool	1,223,965
Freddie Mac Non Gold Pool	486,506
Freddie Mac REMICS	682,435
Ginnie Mae I Pool	1,677,950
Government National Mortgage Association	1,114,717

Total market value of collateral securities	$8,160,000

Pershing LLC (0.320%)

Security description	Value (a)

Fannie Mae Pool	$914,282
Fannie Mae REMICS	424,023
Fannie Mae Whole Loan	7,053
Federal Farm Credit Bank	214,877
Federal Home Loan Banks	78,350
Federal Home Loan Mortgage Corp	10,628
Federal National Mortgage Association	123,848
Freddie Mac Gold Pool	832,194
Freddie Mac REMICS	510,990
Ginnie Mae I Pool	774,883
Ginnie Mae II Pool	695,313
Government National Mortgage Association	648,548
United States Treasury Inflation Indexed Bonds	11,703
United States Treasury Note/Bond	873,309

Total market value of collateral securities	$6,120,001

Societe Generale (0.230%)

Security description	Value (a)

Government National Mortgage Association	$3,914,418

Total market value of collateral securities	$3,914,418

(n)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(o)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Oct. 31, 2010.

(p)	At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $800,953,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$65,203,000
Unrealized depreciation	(1,618,000)

Net unrealized appreciation	$63,585,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

	Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Corporate Debt Securities	$—	$799,469,544	$—	$799,469,544

Total Bonds	—	799,469,544	—	799,469,544

Other
Senior Loans
Gaming	—	—	745,526	745,526
All Other Industries	—	5,118,912	—	5,118,912
Affiliated Money Market Fund(c)	29,366,326	—	—	29,366,326
Investments of Cash Collateral Received for Securities on Loan	—	29,837,665	—	29,837,665

Total Other	29,366,326	34,956,577	745,526	65,068,429

Total	$29,366,326	$834,426,121	$745,526	$864,537,973

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2010.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Senior
Loans

Balance as of July 31, 2010	$842,576
Accrued discounts/premiums	777
Realized gain (loss)	669
Change in unrealized appreciation (depreciation)*	(3,630)
Sales	(94,866)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of Oct. 31, 2010	$745,526

*	Change in unrealized appreciation (depreciation) relating to securities held at Oct. 31, 2010 was $(3,630).
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Inflation Protected Securities Fund
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (99.5%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Treasury (1.6%)
Mexican Bonos
(MXN)
12-17-15	8.000%	99,440,000	(c)	$8,947,893

U.S. Government Obligations & Agencies (91.1%)
Federal Home Loan Mortgage Corp.
11-18-11	1.000	$400,000		400,111
U.S. Treasury Inflation-Indexed Bond(b)
07-15-12	3.000	15,163,235	(e)	16,123,576
04-15-13	0.625	29,742,336		30,733,679
01-15-14	2.000	46,533,377		50,352,686
04-15-14	1.250	11,345,620	(e)	12,046,444
07-15-14	2.000	19,396,835	(e)	21,202,568
04-15-15	0.500	17,123,250		17,814,230
07-15-15	1.875	21,322,180		23,523,741
01-15-16	2.000	9,810,127	(e)	10,924,995
07-15-16	2.500	20,536,530	(e)	23,642,172
01-15-17	2.375	25,371,690		29,075,459
01-15-18	1.625	13,805,705		15,251,729
07-15-18	1.375	20,245,200		22,071,298
01-15-19	2.125	12,281,615		14,086,032
07-15-20	1.250	21,144,224		22,706,167
01-15-25	2.375	45,220,681	(e)	53,924,462
01-15-26	2.000	18,696,430		21,371,870
01-15-27	2.375	19,597,033	(e)	23,528,029
01-15-28	1.750	21,750,498		24,064,339
04-15-28	3.625	11,700,945		16,265,950
01-15-29	2.500	2,490,891		3,064,499
04-15-29	3.875	27,671,560		40,067,213
02-15-40	2.125	17,900,832		20,964,387

Total				513,205,636

Asset-Backed (0.8%)
Carrington Mortgage Loan Trust
Series 2006-RFC1 Class A2
05-25-36	0.356	2,324,296	(g)	2,281,395
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB6 Class A22
07-25-36	0.346	551,245	(g)	549,304
Jefferies & Co., Inc.
CMO Series 2010-R1 Class 2A1
11-26-36	0.422	895,871	(d,g)	857,797
Structured Asset Securities Corp.
CMO Series 2006-NC1 Class A6
05-25-36	0.306	949,529	(g)	929,463

Total				4,617,959

Commercial Mortgage-Backed (2.3%)(f)
Bear Stearns Commercial Mortgage Securities
Series 2005-T18 Class A4
02-13-42	4.933	3,500,000	(g)	3,800,447

	Coupon	Principal
Issuer	rate	amount		Value(a)
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A2
03-10-39	5.381	241,518	(e)	248,666
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
03-10-39	5.444	5,350,000		5,718,970
GS Mortgage Securities Corp. II
Series 2005-GG4 Class A4A
07-10-39	4.751	400,000		426,705
LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3
09-15-45	5.866	2,650,000		2,826,888

Total				13,021,676

Residential Mortgage-Backed (2.3%)(f)
Government National Mortgage Association
CMO Series 2010-148 Class A
11-16-35	1.692	3,970,000	(k)	3,998,534
Government National Mortgage Association
CMO Series 2010-40 Class A
11-16-28	2.287	3,432,764		3,512,719
GSR Mortgage Loan Trust
CMO Series 2005-5F Class 2A3
06-25-35	5.500	2,555,354		2,583,880
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-F Class A3
06-25-34	4.725	174,087	(g)	175,702
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2005-AR16 Class 4A6
10-25-35	2.892	2,655,191	(g)	2,640,085

Total				12,910,920

Banking (1.4%)
Bank of Nova Scotia
10-29-15	1.650	1,545,000	(c,d)	1,539,498
BNP Paribas Home Loan Covered Bonds SA
11-02-15	2.200	1,370,000	(c,d,k)	1,377,635
Cie de Financement Foncier
09-16-15	2.500	2,000,000	(c,d)	2,019,231
The Toronto-Dominion Bank
07-29-15	2.200	3,000,000	(c,d)	3,062,045

Total				7,998,409

Total Bonds (Cost: $515,004,533)				$560,702,493

Money Market Fund (1.1%)(i)

		Shares		Value(a)
Columbia Short-Term Cash Fund, 0.241%		6,134,459	(h)	$6,134,459

Total Money Market Fund (Cost: $6,134,459)				$6,134,459

Investments of Cash Collateral Received for Securities on Loan (—%)

	Effective	Principal
Issuer	yield	amount		Value(a)
Repurchase Agreements(j)
Societe Generale dated 10-29-10, matures 11-01-10, repurchase price $204,004	0.230%	$204,000		$204,000

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $204,000)				$204,000

Total Investments in Securities (Cost: $521,342,992)(l)				$567,040,952

Investments in Derivatives
At Oct. 31, 2010, $373,865 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at Oct. 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	104	$13,617,500	Dec. 2010	$(124,613)
U.S. Treasury Note, 2-year	(392)	(86,233,877)	Jan. 2011	(302,044)
U.S. Treasury Note, 5-year	(344)	(41,822,877)	Jan. 2011	(315,743)
U.S. Treasury Note, 10-year	423	53,416,969	Dec. 2010	(226,518)
U.S. Treasury Ultra Bond, 30-year	(50)	(6,742,187)	Dec. 2010	64,818

Total				$(904,100)

Open Options Contracts Written at Oct. 31, 2010

			Exercise	Premium	Expiration
Issuer	Puts/Calls	Notional amount	price	received	date	Value(a)

U.S. Treasury Note, 10-year	Put	$2,500,000	$124.50	$12,441	Nov. 2010	$9,375

Notes to Portfolio of Investments

MXN	— Mexican Peso

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated July 31, 2010.

(b)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2010, the value of foreign securities, excluding short-term securities, represented 3.01% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2010, the value of these securities amounted to $8,856,206 or 1.57% of net assets.

(e)	At Oct. 31, 2010, security was partially or fully on loan.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2010.

(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Oct. 31, 2010.

(i)	At Oct. 31, 2010, cash or short-term securities were designated to cover open put and/or call options on futures written.

(j)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Societe Generale (0.230%)

Security description	Value (a)

Government National Mortgage Association	$208,080

Total market value of collateral securities	$208,080

(k)	At Oct. 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,374,090.

(l)	At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $521,343,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$45,706,000
Unrealized depreciation	(8,000)

Net unrealized appreciation	$45,698,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

	Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$8,947,893	$—	$8,947,893
U.S. Government Obligations & Agencies	—	513,205,636	—	513,205,636
Asset-Backed Securities	—	3,760,162	857,797	4,617,959
Commercial Mortgage-Backed Securities	—	13,021,676	—	13,021,676
Residential Mortgage-Backed Securities	—	8,912,386	3,998,534	12,910,920
Corporate Debt Securities	—	7,998,409	—	7,998,409

Total Bonds	—	555,846,162	4,856,331	560,702,493

Other
Affiliated Money Market Fund(c)	6,134,459	—	—	6,134,459
Investments of Cash Collateral Received for Securities on Loan	—	204,000	—	204,000

Total Other	6,134,459	204,000	—	6,338,459

Investments in Securities	6,134,459	556,050,162	4,856,331	567,040,952
Derivatives(d)
Assets
Futures Contracts	64,818	—	—	64,818
Liabilities
Futures Contracts	(968,918)	—	—	(968,918)
Options Contracts Written	(9,375)	—	—	(9,375)

Total	$5,220,984	$556,050,162	$4,856,331	$566,127,477

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2010.

(d)	Futures contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed
	Securities	Securities	Total

Balance as of July 31, 2010	$925,026	$—	$925,026
Accrued discounts/premiums	2,985	—	2,985
Realized gain (loss)	1,923	—	1,923
Change in unrealized appreciation (depreciation)*	10,855	—	10,855
Sales	(82,992)	—	(82,992)
Purchases	—	3,998,534	3,998,534
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of Oct. 31, 2010	$857,797	$3,998,534	$4,856,331

*	Change in unrealized appreciation (depreciation) relating to securities held at Oct. 31, 2010 was $10,855.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Limited Duration Credit Fund
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (96.9%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Banking (6.8%)
American Express Credit Corp.
Senior Unsecured
08-25-14	5.125%	$2,000,000		$2,207,784
ANZ National International Ltd.
Bank Guaranteed
08-10-15	3.125	2,900,000	(c,d)	2,967,179
Bank of America Corp.
Senior Unsecured
05-15-14	7.375	3,900,000		4,421,235
BB&T Corp.
04-29-16	3.950	1,545,000		1,650,222
Citigroup, Inc.
Senior Unsecured
04-11-13	5.500	3,000,000		3,248,010
10-15-14	5.500	1,700,000		1,858,948
JPMorgan Chase & Co.
Senior Unsecured
06-24-15	3.400	7,665,000		7,980,850
KeyCorp
Senior Notes
08-13-15	3.750	1,110,000	(b)	1,146,022
Merrill Lynch & Co., Inc.
Senior Unsecured
08-15-12	6.050	800,000		852,973
Morgan Stanely
Senior Unsecured
11-02-15	3.450	5,370,000	(g)	5,399,449
Santander U.S. Debt SA Unipersonal
Bank Guaranteed
10-07-15	3.781	3,100,000	(c,d)	3,146,652
The Goldman Sachs Group, Inc.
Senior Notes
08-01-15	3.700	5,340,000		5,529,602
The Royal Bank of Scotland PLC
Bank Guaranteed
09-21-15	3.950	2,210,000	(c)	2,277,780

Total				42,686,706

Chemicals (2.5%)
Invista
05-01-12	9.250	544,000	(d)	552,840
Nalco Co.
11-15-13	8.875	1,000,000		1,020,000
The Dow Chemical Co.
Senior Unsecured
02-15-15	5.900	12,500,000		14,085,575

Total				15,658,415

	Coupon	Principal
Issuer	rate	amount	Value(a)
Construction Machinery (1.2%)
Case New Holland, Inc.
09-01-13	7.750	2,365,000	2,583,763
Terex Corp.
01-15-14	7.375	1,400,000	1,424,500
The Manitowoc Co., Inc.
11-01-13	7.125	3,250,000	3,274,375

Total			7,282,638

Consumer Products (0.8%)
Clorox Co.
Senior Unsecured
10-15-17	5.950	1,550,000	1,811,931
Fortune Brands, Inc.
Senior Unsecured
06-15-14	6.375	2,714,000	2,987,919

Total			4,799,850

Electric (23.3%)
Appalachian Power Co.
Senior Unsecured
05-24-15	3.400	2,000,000	2,120,962
Arizona Public Service Co.
Senior Unsecured
03-01-12	6.500	4,000,000	4,267,996
06-30-14	5.800	3,672,000	4,168,447
05-15-15	4.650	2,858,000	3,113,131
Baltimore Gas & Electric Co.
Senior Unsecured
07-01-13	6.125	1,043,000	1,168,266
CenterPoint Energy Houston Electric LLC
03-01-14	7.000	900,000	1,063,136
CMS Energy Corp.
Senior Unsecured
09-30-15	4.250	2,500,000	2,540,625
12-15-15	6.875	5,800,000	6,535,191
Consumers Energy Co.
1st Mortgage
04-15-13	5.375	2,206,000	2,421,895
02-15-14	6.000	650,000	738,823
03-15-15	5.000	2,750,000	3,074,684
Dominion Resources, Inc.
Senior Unsecured
08-01-33	5.250	4,834,000	5,529,323
DTE Energy Co.
Senior Unsecured
05-15-14	7.625	12,870,000	15,302,403
Duke Energy Corp.
Senior Unsecured
02-01-14	6.300	12,175,000	13,955,130
Indiana Michigan Power Co.
Senior Unsecured
11-01-12	6.375	2,500,000	2,728,858
Metropolitan Edison Co.
Senior Unsecured
03-15-13	4.950	5,746,000	6,087,399
04-01-14	4.875	1,067,000	1,152,074

	Coupon	Principal
Issuer	rate	amount		Value(a)
Midamerican Energy Holdings Co.
Senior Unsecured
02-15-14	5.000	1,385,000		1,520,905
Nevada Power Co.
01-15-15	5.875	4,344,000		4,989,983
Nisource Finance Corp.
03-01-13	6.150	500,000		553,440
09-15-17	5.250	10,150,000		11,072,106
Ohio Edison Co.
Senior Unsecured
05-01-15	5.450	3,311,000	(b)	3,716,002
Ohio Power Co.
Senior Unsecured
09-01-13	5.750	1,200,000		1,338,780
01-15-14	4.850	5,980,000		6,494,951
Oncor Electric Delivery Co. LLC
Senior Secured
01-15-15	6.375	3,000,000		3,512,610
PacifiCorp
1st Mortgage
09-15-13	5.450	555,000		619,546
Potomac Electric Power Co.
1st Mortgage
04-15-14	4.650	1,000,000		1,094,841
Progress Energy, Inc.
Senior Unsecured
03-15-14	6.050	3,675,000		4,186,523
01-15-16	5.625	6,215,000		7,139,289
Sierra Pacific Power Co.
09-01-13	5.450	7,032,000		7,735,741
05-15-16	6.000	1,803,000		2,111,746
The Cleveland Electric Illuminating Co.
Senior Unsecured
12-15-13	5.650	3,835,000		4,267,745
TransAlta Corp.
Senior Unsecured
01-15-15	4.750	8,000,000	(c)	8,738,285

Total				145,060,836

Entertainment (0.6%)
Speedway Motorsports, Inc.
06-01-13	6.750	3,480,000		3,514,800

Food and Beverage (10.8%)
Anheuser-Busch InBev Worldwide, Inc.
01-15-14	7.200	12,791,000	(d)	14,994,466
Bacardi Ltd.
04-01-14	7.450	12,180,000	(c,d)	14,379,195
ConAgra Foods, Inc.
Senior Unsecured
06-15-17	5.819	2,170,000		2,514,820
Constellation Brands, Inc.
12-15-14	8.375	2,000,000		2,250,000
Del Monte Corp.
02-15-15	6.750	2,940,000		3,028,200
Kraft Foods, Inc.
Senior Unsecured
08-11-17	6.500	9,022,000		10,831,146

	Coupon	Principal
Issuer	rate	amount		Value(a)
SABMiller PLC
Senior Unsecured
01-15-14	5.700	11,605,000	(c,d)	13,048,349
Sara Lee Corp.
Senior Unsecured
09-15-15	2.750	6,690,000	(b)	6,726,326

Total				67,772,502

Gas Pipelines (7.4%)
CenterPoint Energy Resources Corp.
Senior Unsecured
04-01-13	7.875	3,832,000		4,412,927
01-15-14	5.950	3,000,000		3,350,403
Colorado Interstate Gas Co.
Senior Unsecured
11-15-15	6.800	12,807,000		15,228,074
El Paso Corp.
Senior Unsecured
06-15-12	7.875	1,000,000	(b)	1,067,506
Enterprise Products Operating LLC
06-01-15	3.700	1,250,000		1,325,606
Gulfstream Natural Gas System LLC
Senior Unsecured
06-01-16	6.950	1,721,000	(d)	2,087,205
Kinder Morgan Energy Partners LP
Senior Unsecured
02-15-15	5.625	1,250,000	(b)	1,409,311
Midcontinent Express Pipeline LLC
Senior Unsecured
09-15-14	5.450	1,435,000	(d)	1,566,129
Northwest Pipeline GP
Senior Unsecured
06-15-16	7.000	3,111,000		3,803,344
Panhandle Eastern Pipeline Co. LP
Senior Unsecured
08-15-13	6.050	5,000,000		5,480,805
Plains All American Pipeline LP/Finance Corp.
09-15-15	3.950	1,000,000		1,058,966
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
07-15-12	8.875	1,340,000		1,497,049
04-15-16	6.400	3,461,000		4,115,164

Total				46,402,489

Health Care (3.6%)
AmerisourceBergen Corp.
09-15-15	5.875	1,250,000		1,432,884
Cardinal Health, Inc.
Senior Unsecured
06-15-13	5.500	3,010,000		3,305,284
CareFusion Corp.
Senior Unsecured
08-01-14	5.125	5,275,000		5,846,309
Express Scripts, Inc.
06-15-14	6.250	6,800,000		7,821,295
Medco Health Solutions, Inc.
Senior Unsecured
09-15-15	2.750	4,025,000		4,130,341

Total				22,536,113

	Coupon	Principal
Issuer	rate	amount		Value(a)
Health Care Insurance (0.9%)
UnitedHealth Group, Inc.
Senior Unsecured
11-15-12	5.500	2,400,000		2,598,538
WellPoint, Inc.
Senior Unsecured
02-15-14	6.000	2,535,000		2,878,482

Total				5,477,020

Independent Energy (5.9%)
Anadarko Petroleum Corp.
Senior Unsecured
09-15-16	5.950	12,435,000		13,599,538
Canadian Natural Resources Ltd.
Senior Unsecured
08-15-16	6.000	2,020,000	(c)	2,398,172
Chesapeake Energy Corp.
07-15-13	7.625	1,670,000		1,818,213
Denbury Resources, Inc.
04-01-13	7.500	2,000,000		2,027,500
EnCana Corp.
Senior Unsecured
12-01-17	5.900	2,000,000	(c)	2,361,182
EnCana Holdings Finance Corp.
05-01-14	5.800	440,000	(c)	501,402
Forest Oil Corp.
02-15-14	8.500	3,000,000		3,322,500
Newfield Exploration Co.
Senior Subordinated Notes
09-01-14	6.625	700,000		715,750
Woodside Finance Ltd.
11-10-14	4.500	9,675,000	(c,d)	10,437,871

Total				37,182,128

Integrated Energy (1.8%)
Hess Corp.
Senior Unsecured
02-15-14	7.000	4,505,000		5,275,901
PC Financial Partnership
11-15-14	5.000	1,650,000		1,827,231
Petro-Canada
Senior Unsecured
07-15-13	4.000	4,000,000	(c)	4,263,236

Total				11,366,368

Life Insurance (0.4%)
Metropolitan Life Global Funding I
Senior Secured
09-29-15	2.500	2,645,000	(d)	2,664,063

Media Cable (5.3%)
Charter Communications Operating LLC/Capital
Secured
04-30-12	8.000	2,870,000	(d)	3,052,963
Comcast Cable Communications Holdings, Inc.
03-15-13	8.375	3,897,000		4,510,318

	Coupon	Principal
Issuer	rate	amount		Value(a)
Comcast Corp.
11-15-15	5.850	5,000,000		5,843,709
Comcast Holdings Corp.
07-15-12	10.625	1,000,000		1,150,933
CSC Holdings LLC
Senior Unsecured
04-15-14	8.500	1,000,000		1,115,000
DIRECTV Holdings LLC/Financing Co., Inc.
02-15-16	3.125	8,540,000		8,746,189
DISH DBS Corp.
10-01-11	6.375	800,000		828,000
10-01-14	6.625	1,700,000		1,799,875
Time Warner Cable, Inc.
04-01-14	7.500	2,500,000		2,948,240
Videotron Ltee
01-15-14	6.875	2,890,000	(c)	2,929,738

Total				32,924,965

Media Non-Cable (7.4%)
BSKYB Finance UK PLC
10-15-15	5.625	1,550,000	(c,d)	1,777,918
NBC Universal, Inc.
Senior Unsecured
04-30-15	3.650	5,000,000	(d)	5,307,399
News America Holdings, Inc.
02-01-13	9.250	1,610,000		1,885,672
Rainbow National Services LLC
09-01-12	8.750	2,000,000	(d)	2,012,500
Reed Elsevier Capital, Inc.
06-15-12	4.625	1,530,000		1,602,343
01-15-14	7.750	4,585,000		5,380,910
RR Donnelley & Sons Co.
Senior Unsecured
04-01-14	4.950	8,700,000		9,094,241
05-15-15	5.500	6,000,000		6,281,022
TCM Sub LLC
01-15-15	3.550	12,500,000	(d)	13,222,256

Total				46,564,261

Metals (2.2%)
ArcelorMittal
Senior Unsecured
08-05-15	3.750	1,665,000	(c)	1,714,535
ArcelorMittal USA, Inc.
04-15-14	6.500	9,025,000		10,037,930
Arch Western Finance LLC
07-01-13	6.750	384,000		387,840
United States Steel Corp.
Senior Unsecured
06-01-13	5.650	1,825,000		1,913,969

Total				14,054,274

Non-Captive Diversified (0.8%)
General Electric Capital Corp.
Senior Unsecured
06-29-15	3.500	5,000,000	(b)	5,292,935

Oil Field Services (—%)
Weatherford International Ltd.
03-15-13	5.150	37,000	(c)	39,673

	Coupon	Principal
Issuer	rate	amount		Value(a)
Packaging (0.7%)
Owens-Brockway Glass Container, Inc.
12-01-14	6.750	1,750,000		1,789,375
Silgan Holdings, Inc.
Senior Subordinated Notes
11-15-13	6.750	2,800,000		2,842,000

Total				4,631,375

Railroads (0.4%)
CSX Corp.
Senior Unsecured
03-15-13	5.750	2,130,000		2,346,615

Retailers (1.9%)
CVS Caremark Corp.
Senior Unsecured
06-01-17	5.750	10,220,000		11,789,567

Transportation Services (1.9%)
ERAC USA Finance LLC
11-15-15	5.900	2,600,000	(d)	3,005,197
10-15-17	6.375	7,765,000	(d)	8,943,376

Total				11,948,573

Wireless (3.5%)
Nextel Communications, Inc.
03-15-14	5.950	3,500,000		3,513,125
Rogers Communications, Inc.
03-01-14	6.375	8,090,000	(c)	9,341,936
Sprint Capital Corp.
03-15-12	8.375	1,000,000		1,068,750
Vodafone Group PLC
Senior Unsecured
01-30-15	5.375	7,000,000	(c)	7,955,346

Total				21,879,157

Wirelines (6.8%)
Embarq Corp.
Senior Unsecured
06-01-16	7.082	12,200,000		13,930,411
Frontier Communications Corp.
Senior Unsecured
01-15-13	6.250	5,511,000		5,841,660
Telecom Italia Capital SA
10-01-15	5.250	4,000,000	(c)	4,398,060
Telefonica Emisiones SAU
01-15-15	4.949	10,000,000	(c)	11,040,920
Verizon New York, Inc.
Senior Unsecured
04-01-12	6.875	4,030,000		4,346,746
Windstream Corp.
08-01-13	8.125	2,600,000		2,863,250

Total				42,421,047

Total Bonds (Cost: $574,030,441)				$606,296,370

Money Market Fund (1.7%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.241%	10,612,186	(e)	$10,612,186

Total Money Market Fund (Cost: $10,612,186)			$10,612,186

Investments of Cash Collateral Received for Securities on Loan (0.8%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(f)
Societe Generale dated 10-29-10, matures 11-01-10, repurchase price $5,109,995	0.230%	$5,109,898	$5,109,898

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $5,109,898)			$5,109,898

Total Investments in Securities
(Cost: $589,752,525)(h)			$622,018,454

Investments in Derivatives
At Oct. 31, 2010, $1,823,400 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at Oct. 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(1,686)	$(204,980,727)	Jan. 2011	$(2,283,474)
U.S. Treasury Note, 10-year	(339)	(42,809,344)	Dec. 2010	(691,517)

Total				$(2,974,991)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated July 31, 2010.

(b)	At Oct. 31, 2010, security was partially or fully on loan.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2010, the value of foreign securities, excluding short-term securities, represented 16.57% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2010, the value of these securities amounted to $103,165,558 or 16.48% of net assets.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Oct. 31, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Societe Generale (0.230%)

Security description	Value (a)

Government National Mortgage Association	$5,212,095

Total market value of collateral securities	$5,212,095

(g)	At Oct. 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,366,563.

(h)	At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $589,753,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$32,323,000
Unrealized depreciation	(58,000)

Net unrealized appreciation	$32,265,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

	Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Corporate Debt Securities	$—	$606,296,370	$—	$606,296,370

Total Bonds	—	606,296,370	—	606,296,370

Other
Affiliated Money Market Fund(c)	10,612,186	—	—	10,612,186
Investments of Cash Collateral Received for Securities on Loan	—	5,109,898	—	5,109,898

Total Other	10,612,186	5,109,898	—	15,722,084

Investments in Securities	10,612,186	611,406,268	—	622,018,454
Derivatives(d)
Liabilities
Futures Contracts	(2,974,991)	—	—	(2,974,991)

Total	$7,637,195	$611,406,268	$—	$619,043,463

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Bond Series, Inc.

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton
President and Principal Executive Officer

Date	December 20, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton
President and Principal Executive Officer

Date	December 20, 2010

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	December 20, 2010